As filed with the Securities and Exchange Commission on September 28, 2017

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 116	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 117	☒

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund, each a series of AMG Funds III (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

AMG Funds
Prospectus
October 1, 2017

AMG Managers Cadence Emerging Companies Fund
Class N: MECAX	Class I: MECIX	Class Z: MECZX
(formerly Class S)
AMG Managers Cadence Mid Cap Fund
Class N: MCMAX	Class I: MCMYX	Class Z: MCMFX

www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P065-1017

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3-8	Summary of The Funds AMG Managers Cadence Emerging Companies Fund AMG Managers Cadence Mid Cap Fund

9-16	Additional Information About the Funds
AMG Managers Cadence Emerging Companies Fund
AMG Managers Cadence Mid Cap Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management

17-24	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

26-28	Financial Highlights AMG Managers Cadence Mid Cap Fund AMG Managers Cadence Emerging Companies Fund

29	How To Contact Us

AMG Funds	1

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Summary of The Funds

AMG Managers Cadence Emerging Companies Fund
Investment Objective
The AMG Managers Cadence Emerging Companies Fund’s (the “Fund” or “Emerging Companies Fund”) investment objective is to seek long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z1
Management Fee[2]	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.51%	0.39%	0.31%
Total Annual Fund Operating Expenses	1.20%	1.08%	1.00%
Fee Waiver and Expense Reimbursements[3]	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.09%	0.97%	0.89%
[1]	Because Class Z shares commenced operations on June 1, 2017, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least October 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through October 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$111	$370	$649	$1,445
Class I	$ 99	$333	$585	$1,307
Class Z	$ 91	$307	$542	$1,215
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in “emerging companies.” Cadence Capital Management LLC (“Cadence” or the “Subadviser”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The Subadviser seeks to find small-cap, emerging companies that have improving fundamentals (based on growth criteria) and whose stock the Subadviser believes to be reasonably valued by the market (based on value criteria). Cadence defines “emerging companies” as companies it believes: have improving fundamentals; are developing new products or technologies, entering new markets or growing market share within existing markets; and have stock that is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, Cadence will invest at least 80% of its net assets, under normal circumstances, in U.S. companies with market capitalizations within the range of the Russell Microcap® Index and the Russell 2000® Index. As of May 12, 2017, the date of the latest reconstitution of the indices (implemented by the Index June 23, 2017), the lowest market capitalization in the Russell Microcap® Index was $30 million and the highest market capitalization in the Russell 2000® Index was $4.37 billion. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and return on capital, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value.

AMG Funds	3

Summary of The Funds

The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may emphasize or deemphasize one or more of these growth or value criteria, or use other criteria, when selecting investments for the Fund. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 75-120 securities.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the health care and information technology sectors may comprise a significant portion of the Fund’s portfolio. Companies in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.
Small- and Micro-Capitalization Stock Risk – the stocks of small- and micro-capitalization companies and emerging companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index, the Russell Microcap® Growth Index. The Fund also compares its performance to a secondary benchmark, the Russell 2000® Growth Index. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016 (formerly Administrative Class shares, which were renamed Service Class shares on October 1, 2013)) were renamed Class N shares. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information for the Fund please visit www.amgfunds.com or call 800.835.3879.
The performance information shown in the bar chart is that of the Fund’s Class I shares and the performance information shown in the bar chart and table includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Emerging Companies Fund to the Fund.
Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because all of the classes are invested in the same portfolio of securities. However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z performance would vary to that extent.

4	AMG Funds

Summary of The Funds

Calendar Year Total Returns as of 12/31/16 (Class I)
Best Quarter: 22.17% (4th Quarter 2011)
Worst Quarter: -24.75% (4th Quarter 2008)
Year-to-Date (as of 6/30/17): 7.48%
Average Annual Total Returns as of 12/31/16
AMG Managers Cadence Emerging Companies Fund	1 Year	5 Years	10 Years
Class I Return Before Taxes	24.93%	17.17%	9.47%
Class I Return After Taxes on Distributions	24.93%	17.17%	9.25%
Class I Return After Taxes on Distributions and Sale of Fund Shares	14.11%	13.95%	7.75%
Class N Return Before Taxes	24.68%	16.91%	9.19%
Russell Microcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	6.86%	13.53%	5.31%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	11.32%	13.74%	7.76%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only, and after-tax returns for Class N shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Cadence Capital Management LLC
Portfolio Managers
Robert L. Fitzpatrick
Senior Portfolio Manager and Managing Director of Cadence;
Portfolio Manager of the Fund since 2004.
Michael J. Skillman
Managing Director and Chief Executive Officer of Cadence;
Portfolio Manager of the Fund since 2006.
Robert E. Ginsberg
Senior Portfolio Manager and Managing Director of Cadence;
Portfolio Manager of the Fund since 2011.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
*Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	5

Summary of The Funds

AMG Managers Cadence Mid Cap Fund
Investment Objective
The AMG Managers Cadence Mid Cap Fund’s (the “Fund”) investment objective is to seek growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.41%	0.43%	0.28%
Total Annual Fund Operating Expenses	1.11%	0.88%	0.73%
Fee Waiver and Expense Reimbursements[2]	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.10%	0.87%	0.72%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least October 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.72% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through October 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$112	$352	$611	$1,351
Class I	$ 89	$280	$487	$1,083
Class Z	$ 74	$232	$405	$ 906
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund primarily invests in common stocks of mid-capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadviser”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between $2.35 billion and $29.39 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on capital, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadviser then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may emphasize or deemphasize one or more of these growth or value criteria, or use other criteria, when selecting investments for the Fund. The Fund may invest a portion of its assets in real estate investment trusts

6	AMG Funds

Summary of The Funds

(“REITs”). Generally, the Fund will hold between approximately 70-95 securities.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology sector may comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class shares of the Fund (formerly Administrative Class shares, which were renamed Service Class shares on December 1, 2012) were renamed Class I shares and outstanding Institutional Class shares of the Fund were renamed Class Z shares. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information for the Fund please visit www.amgfunds.com or call 800.835.3879.
The performance information shown in the bar chart is that of the Fund’s Class Z shares, and the performance information shown in the bar chart and table includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Mid-Cap Fund to the Fund.
Calendar Year Total Returns as of 12/31/16 (Class Z)
Best Quarter: 16.06% (3rd Quarter 2009)
Worst Quarter: -26.34% (4th Quarter 2008)
Year-to-Date (as of 6/30/17): 10.31%
Average Annual Total Returns as of 12/31/16
AMG Managers Cadence Mid Cap Fund	1 Year	5 Years	10 Years
Class Z Return Before Taxes	7.50%	11.36%	6.23%
Class Z Return After Taxes on Distributions	5.91%	8.98%	4.87%
Class Z Return After Taxes on Distributions and Sale of Fund Shares	5.59%	8.52%	4.72%

AMG Funds	7

Summary of The Funds

Average Annual Total Returns as of 12/31/16 (continued)
AMG Managers Cadence Mid Cap Fund	1 Year	5 Years	10 Years
Class I Return Before Taxes	7.21%	11.08%	5.96%
Class N Return Before Taxes	7.07%	10.91%	5.80%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	7.33%	13.51%	7.83%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only, and after-tax returns for Class I and Class N shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Cadence Capital Management LLC
Portfolio Managers
Robert L. Fitzpatrick
Senior Portfolio Manager and Managing Director of Cadence;
Portfolio Manager of the Fund since 2004.
Michael J. Skillman
Managing Director and Chief Executive Officer of Cadence;
Portfolio Manager of the Fund since 2006.
Robert E. Ginsberg
Senior Portfolio Manager and Managing Director of Cadence;
Portfolio Manager of the Fund since 2011.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
*Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	AMG Funds

Additional Information About the Funds

AMG Managers Cadence Emerging Companies Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Subadviser’s GARP philosophy seeks to select small-cap securities that the Subadviser believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks small-cap growth stocks that the Subadviser feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.
The Subadviser re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadviser may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Fund expects to invest a substantial portion of its assets in the securities of companies with smaller market capitalizations, as described above, and may invest in securities issued in initial public offerings (IPOs). The Subadviser may interview company management in making investment decisions.
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in “emerging companies,” as that term is defined under “Principal Investment Strategies” in the Fund’s summary section. The Fund will not change this policy unless the Fund provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”), as it may be amended or interpreted by the Securities and Exchange Commission (the “SEC”) from time to time.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to small-sized, high quality, U.S. companies.
•	Seeking long-term growth of capital.
•	Willing to accept a higher degree of risk for the opportunity of higher potential returns.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because the Class N and Class I shares are authorized to pay up to 0.25% and 0.10%, in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown includes, for periods prior to September 27, 2010, performance of the predecessor to the Fund, the Allianz CCM Emerging Companies Fund, a series of Allianz Funds (the “Emerging Companies Predecessor Fund”), which was reorganized into the Fund on September 27, 2010, and was managed by Cadence with the same investment objective and substantially similar investment policies as those of the Fund.
PORTFOLIO MANAGERS
Robert L. Fitzpatrick
Senior Portfolio Manager
and Managing Director
Michael J. Skillman
Managing Director and Chief Executive Officer
Robert E. Ginsberg
Senior Portfolio Manager
and Managing Director
See “Fund Management” below for more information on the portfolio managers.

AMG Funds	9

Additional Information About the Funds

AMG Managers Cadence Emerging Companies Fund (CONTINUED)
The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016), were renamed Class N shares. Effective May 30, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The information in the bar chart is for Class I shares of the Fund. Class N and Class Z shares would have similar annual returns as Class I shares because all of the classes are invested in the same portfolio of securities. Annual returns for Class I, Class Z and Class N shares would differ only to the extent that the classes have different expenses. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown, if any. If the Investment Manager or the Emerging Companies Predecessor Fund’s investment manager, as applicable, had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least October 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

10	AMG Funds

Additional Information About the Funds

AMG Managers Cadence Mid Cap Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Subadviser’s GARP philosophy seeks to select mid-cap securities that the Subadviser believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks mid-cap growth stocks that the Subadviser feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.
The Subadviser re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadviser may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Subadviser may interview company management in making investment decisions.
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund will not change this policy unless the Fund provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to mid-sized, high quality, U.S. companies.
•	Seeking long-term growth of capital.
•	Willing to accept a higher degree of risk for the opportunity of higher potential returns.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class I and Class N shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown includes, for periods prior to September 27, 2010, performance of the predecessor to the Fund, the Allianz CCM Mid-Cap Fund, a series of Allianz Funds (the “Mid-Cap Predecessor Fund”), which was reorganized into the Fund on September 27, 2010, and was managed by Cadence with the same investment objective and substantially similar investment policies as those of the Fund.
The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective as of October 1, 2016, the Fund has renamed the Investor Class shares of the Fund as Class N shares, the Service Class shares of the Fund as Class I shares and the Institutional Class
PORTFOLIO MANAGERS
Robert L. Fitzpatrick
Senior Portfolio Manager and Managing Director
Michael J. Skillman
Managing Director and Chief Executive Officer
Robert E. Ginsberg
Senior Portfolio Manager and Managing Director
Portfolio Manager See “Fund Management” below for more information on the portfolio managers.

AMG Funds	11

Additional Information About the Funds

AMG Managers Cadence Mid Cap Fund (CONTINUED)
shares of the Fund as Class Z shares. The information in the bar chart is for Class Z shares of the Fund. Class I and Class N shares would have similar annual returns as Class Z shares because such classes are invested in the same portfolio of securities. Annual returns for the various share classes would differ only to the extent that the classes have different expenses. The performance information for Class N shares of the Fund for periods prior to December 1, 2012, does not reflect the impact of the sales charges (loads) that were in effect until December 1, 2012. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown, if any. If the Investment Manager or the Mid-Cap Predecessor Fund’s investment manager, as applicable, had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least October 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.72% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

12	AMG Funds

Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the summary section of the Fund’s Prospectus. The risks are described in alphabetical order and not in the order of importance or potential exposure. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see each Fund’s summary section for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds.
GROWTH STOCK RISK
(Both Funds)
The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.
HIGH portfolio turnover RISK
(Both Funds)
The Funds may engage in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These costs related to increased portfolio turnover may adversely affect Fund performance, and the sale of securities by the Fund may increase a shareholder’s tax liability.
LIQUIDITY RISK
(AMG Managers Cadence Emerging Companies Fund)
Liquidity risk is the risk that the Fund may not be able to dispose of investments readily at favorable times or prices or may have to sell them at a loss. For example, investments in non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as a rising interest rate environment. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector. The values of illiquid investments are often more volatile than the values of more liquid investments.
ManagEment RISK
(Both Funds)
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause a Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. Each Fund’s Subadviser will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.
MARKET RISK
(Both Funds)
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.
MID-CAPITALIZATION STOCK RISK
(AMG Managers Cadence Mid Cap Fund)
The stocks of mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of mid-capitalization companies are out of favor.
REAL ESTATE INDUSTRY RISK
(Both Funds)
The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws that could negatively affect their value. These factors may reduce the value of the Fund's investments in REITs and the real estate industry.

AMG Funds	13

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
SECTOR RISK
(Both Funds)
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in the health care and information technology sectors may comprise a significant portion of AMG Managers Cadence Emerging Companies Fund’s portfolio. Stocks in the information technology sector may comprise a significant portion of AMG Managers Cadence Mid Cap Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Companies in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.
Small- and Micro-Capitalization Stock Risk
(AMG Managers Cadence Emerging Companies Fund)
The stocks of small- and micro-capitalization companies and emerging companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small- and micro-capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small- and micro-capitalization companies are out of favor.
VALUE STOCK RISK
(Both Funds)
Value stocks present the risk that a stock may decline in price or never reach what the Subadviser believes is its full market value, either because the market fails to recognize what the Subadviser considers to be the company’s true business value or because the Subadviser overestimates the company’s true business value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.

Other Important Information About the Funds and their Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information, dated October 1, 2017, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVES
Each Fund’s investment objective may be changed without shareholder approval and without prior notice.
TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.
PORTFOLIO TURNOVER
Each Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' website at www.amgfunds.com.

Fund Management

Each Fund is a series of AMG Funds III, a Massachusetts business trust (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

14	AMG Funds

Additional Information About the Funds

Fund Management (CONTINUED)
The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds' overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadviser to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds' distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.
Pursuant to an exemptive order issued by the SEC, each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds' Board of Trustees investment subadvisers to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds' Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for a Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
Cadence, located at 265 Franklin Street, 4th Floor, Boston, Massachusetts 02110, provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. As of June 30, 2017, accounts managed by Cadence had combined assets of approximately $3.915 billion. Cadence is wholly owned by Pacific Asset Advisors LLC.
AMG MANAGERS CADENCE emerging companies fund
AMG MANAGERS CADENCE MID CAP FUND
Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsberg are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. The portfolio managers make investment decisions for each Fund’s portfolio using a consensus approach. Mr. Fitzpatrick is a Managing Director and Senior Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick joined Cadence in 1999. Mr. Skillman is a Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994. Mr. Ginsberg is a Senior Portfolio Manager and a Managing Director at Cadence. He has been a portfolio manager at Cadence since August 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. The table located at the end of this section describes when each portfolio manager began managing each Fund, and its Predecessor Fund.
AMG Managers Cadence Emerging Companies Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.69% of the average daily net assets of the Fund. AMG Managers Cadence Mid Cap Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.45% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Cadence for its services as Subadviser.
Under a separate Administration Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds and receives an annual administrative fee from each Fund for these services of 0.15% of such Fund’s average daily net assets.
ADDITIONAL INFORMATION
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and Cadence is available in the Funds’ Semi-Annual Report to Shareholders for the period ended November 30.
Additional information regarding other accounts managed by the portfolio managers, their compensation and ownership of Fund shares is available in the Funds’ SAI.

Fund Name	Portfolio Manager	Managed Fund Since	Managed Predecessor Fund Since
AMG Managers Cadence Emerging Companies Fund	Robert L. Fitzpatrick Michael J. Skillman Robert E. Ginsberg	September 2010 September 2010 August 2011	2004 2006 N/A
AMG Managers Cadence Mid Cap Fund	Robert L. Fitzpatrick Michael J. Skillman Robert E. Ginsberg	September 2010 September 2010 August 2011	2004 2006 N/A

AMG Funds	15

Additional Information About the Funds

Fund Management (CONTINUED)
The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment manager, subadvisers, administrator, custodian, transfer agent, accountants and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

16	AMG Funds

Shareholder Guide

Your Account
You may invest in each Fund by purchasing Class Z, Class I or Class N shares. Each class of shares is subject to different types and levels of expenses and minimum investment amounts, as described below.
The Class N shares of AMG Managers Cadence Mid Cap Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and certain classes of shares of the Funds bear shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the NAV per share of the classes may differ. In all other material respects, Class Z, Class I, and Class N shares are the same, each share representing a proportionate interest in a Fund.
Each Fund and each class of shares is subject to a minimum initial investment amount, as described below.
Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board of Trustees’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Unless a foreign equity security is fair valued, if there are no reported sales for such security on the valuation date, it may be valued at the last quoted bid price or the mean between the last quoted bid and ask prices. The Board of Trustees has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

AMG Funds	17

Shareholder Guide

Choosing a Share Class
Investors can choose among the following share classes when investing in the Funds: Class N, Class I and Class Z.
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Class N Shares
Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% with respect to AMG Managers Cadence Emerging Companies Fund and up to 0.15% with respect to AMG Managers Cadence Mid Cap Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See "Investing Through an Intermediary" below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares of AMG Managers Cadence Mid Cap Fund also pay distribution (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.
Class I Shares
Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.10% with respect to AMG Managers Cadence Emerging Companies Fund and up to 0.15% with respect to AMG Managers Cadence Mid Cap Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees.
Class Z Shares *
Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class Z’s NAV per share. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class Z shares do not pay distribution (12b-1) fees.
*Individual retirement accounts may only invest in Class Z shares if the account is held directly on the books of the Fund (e.g., not through an omnibus or NSCC networked account established by a financial intermediary).

Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Funds may include receipt of distribution (12b-1) fees and/or shareholder servicing fees. For more information on 12b-1 fees, see “Distribution and Service (12b-1) Fees” below. With respect to the payment of shareholder servicing fees, shareholder servicing fees are paid out of the assets of each of Class N and Class I shares on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in such share classes. These payments are made pursuant to written agreements between the Financial Intermediaries and the Investment Manager, the Distributor and/or the Funds.
The Investment Manager and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of a Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Investment Manager and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of a Fund over other investment options. Any such payments may be substantial; however, they will be made by the Investment Manager and/or the Distributor, as applicable, not by a Fund or its shareholders, and will not change the NAV or the price of a Fund’s shares.
You can find further details in the SAI about the payments made by the Investment Manager and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the

18	AMG Funds

Shareholder Guide

Investing Through an Intermediary (CONTINUED)
Investment Manager and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.
Distribution and Service (12b-1) Fees

AMG Managers Cadence Mid Cap Fund has adopted a Distribution and Service Plan (12b-1 Plan) for Class N shares of the Fund that allows the Fund to pay fees for selling and distributing Class N shares and for providing service to shareholders of Class N shares. The 12b-1 fees are paid to the Distributor to cover the Class N’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of Class N shares on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of fees.

Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class's NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
PROCESSING ORDERS
The Funds typically expect to pay out redemption proceeds on the next business day after a redemption request is received in good order if redemption proceeds are sent by wire. If redemption proceeds are sent by check via express mail or Automated Clearing House (“ACH”), the Funds typically expect to pay out redemption proceeds within two business days after a redemption request is received in good order. If redemption proceeds are sent by check via regular mail, the Funds typically expect to pay out redemption proceeds within five to seven business days after a redemption request is received in good order.
If you sell shares of the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. ACH transactions are also subject to a 15 calendar day holding period. A Fund may delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions.
Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. A Fund also may pay redemption proceeds using cash obtained through borrowing arrangements (including interfund lending) that may be available from time to time.
A Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). The securities received as payment remain subject to market and other risks until they are sold and such sales may result in transaction costs, such as brokerage fees. You may receive less for them than the price at which they were valued for purposes of the redemption.
During periods of deteriorating or stressed market conditions, when an increased portion of a Fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

AMG Funds	19

Shareholder Guide

How to Buy or Sell Shares
	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to AMG Funds to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
Fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
AMG Funds
c/o BNY Mellon Investment
Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000 for Class N shares and Class I shares and $250,000 for Class Z shares)
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com (Internet redemptions are available only for redemptions of less than $50,000 for Class N shares and Class I shares and $250,000 for Class Z shares)
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account
*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 or more for Class N and Class I shares or $250,000 or more for Class Z shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Class N and Class I shares and below $250,000 for Class Z.

20	AMG Funds

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.
Share Class	Initial Investment	Additional Investments
Class N:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Class I:
• Regular Accounts	$100,000	$100
• Individual Retirement Accounts	$25,000	$100
Class Z:
• Regular Accounts	$5,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the AMG Funds Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); a trust or plan established primarily for the benefit of any of the foregoing persons; certain omnibus accounts, mutual fund advisory platforms and fee-based investment platforms via a custodian or clearing firm (Class I shares); and certain qualified retirement plans, such as 401(k) plans, 403(b) plans and 457 plans. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadviser intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $250,000 or more worth of Class Z or $50,000 or more of Class N or Class I shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below $500 for Class N shares, $25,000 for Class I shares or $50,000 for Class Z shares due to redemptions you make, or (ii) is below $100, but, in each case, not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below.) This determination is at the Investment Manager’s discretion, based on a case-by-case

AMG Funds	21

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. There may be additional risks due to frequent trading activities. As described previously, the Fund has adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG Funds Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds'
transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a Financial Intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the Financial Intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through Financial Intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that Financial Intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at Financial Intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment
Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, you also may exchange your shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”).
In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange out of a Fund through the Investment Manager.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

22	AMG Funds

Shareholder Guide

Investor Services (CONTINUED)
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary generally will be required to provide you and the Internal Revenue Service (the “IRS”) with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see www.amgfunds.com or contact the Funds at 800.548.4539, or consult your Financial Intermediary as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Funds normally declare and pay any income dividends and net realized capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-advantaged retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be eligible to be treated each taxable year as a regulated investment company. A regulated investment company generally is not subject to tax at a corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to net capital gains, provided that both you and such distributing Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

AMG Funds	23

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
A Fund’s investments in foreign securities, if any, may be subject to foreign taxes. You will generally not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by a Fund; any such foreign taxes paid or withheld will nonetheless reduce the Fund’s taxable income.
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

24	AMG Funds

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Financial Highlights

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from each Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report is included in each Fund’s Annual Report, which is available upon request.
	For the fiscal years ended May 31,
AMG Managers Cadence Mid Cap Fund Class N	2017 #	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$26.87	$32.15	$34.15	$28.32	$24.10
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.09)	0.19 [4]	(0.06)	(0.02) [5]	0.03 [6]
Net realized and unrealized gain (loss) on investments	4.58	(2.32)	4.88	5.85	4.23
Total income (loss) from investment operations	4.49	(2.13)	4.82	5.83	4.26
Less Distributions to Shareholders from:
Net investment income	(0.16)	—	—	—	(0.04)
Net realized gain on investments	(1.54)	(3.15)	(6.82)	—	—
Total distributions to shareholders	(1.70)	(3.15)	(6.82)	—	(0.04)
Net Asset Value, End of Year	$29.66	$26.87	$32.15	$34.15	$28.32
Total Return[2]	17.23%	(6.64)%	15.14%	20.59%	17.70%
Ratio of net expenses to average net assets[7]	1.10%	1.11%	1.12%	1.11% [8]	1.13% [9]
Ratio of gross expenses to average net assets[3]	1.14%	1.21%	1.19%	1.18% [8]	1.21% [9]
Ratio of net investment income (loss) to average net assets[2]	(0.31)%	0.67%	(0.16)%	(0.05)% [8]	0.13% [9]
Portfolio turnover	141%	149%	130%	203%	121%
Net assets at end of year (000’s omitted)	$84,873	$89,179	$116,666	$122,497	$163,088

	For the fiscal years ended May 31,
AMG Managers Cadence Mid Cap Fund Class I	2017 #	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$27.65	$33.07	$35.04	$29.02	$24.67
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.03)	0.25 [4]	(0.01)	0.05 [5]	0.08 [6]
Net realized and unrealized gain (loss) on investments	4.70	(2.39)	5.02	5.97	4.32
Total income (loss) from investment operations	4.67	(2.14)	5.01	6.02	4.40
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.03)	—	—	(0.05)
Net realized gain on investments	(1.59)	(3.25)	(6.98)	—	—
Total distributions to shareholders	(1.80)	(3.28)	(6.98)	—	(0.05)
Net Asset Value, End of Year	$30.52	$27.65	$33.07	$35.04	$29.02
Total Return[2]	17.44%	(6.50)%	15.34%	20.74%	17.88%
Ratio of net expenses to average net assets[7]	0.90%	0.97%	0.97%	0.96% [8]	0.98% [9]
Ratio of gross expenses to average net assets[3]	0.95%	1.07%	1.04%	1.03% [8]	1.06% [9]
Ratio of net investment income (loss) to average net assets[2]	(0.11)%	0.86%	(0.01)%	0.15% [8]	0.32% [9]
Portfolio turnover	141%	149%	130%	203%	121%
Net assets at end of year (000’s omitted)	$15,245	$13,715	$14,809	$33,215	$65,393

AMG Funds	26

Financial Highlights

	For the fiscal years ended May 31,
AMG Managers Cadence Mid Cap Fund Class Z	2017 #	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$28.79	$34.45	$36.44	$30.18	$25.66
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.02	0.33 [4]	0.09	0.12 [5]	0.15 [6]
Net realized and unrealized gain (loss) on investments	4.92	(2.49)	5.21	6.23	4.50
Total income (loss) from investment operations	4.94	(2.16)	5.30	6.35	4.65
Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.11)	—	(0.09)	(0.13)
Net realized gain on investments	(1.66)	(3.39)	(7.29)	—	—
Total distributions to shareholders	(1.95)	(3.50)	(7.29)	(0.09)	(0.13)
Net Asset Value, End of Year	$31.78	$28.79	$34.45	$36.44	$30.18
Total Return[2]	17.71%	(6.28)%	15.62%	21.04%	18.20%
Ratio of net expenses to average net assets[7]	0.72%	0.72%	0.72%	0.71% [8]	0.73% [9]
Ratio of gross expenses to average net assets[3]	0.76%	0.82%	0.79%	0.78% [8]	0.81% [9]
Ratio of net investment income to average net assets[2]	0.07%	1.07%	0.24%	0.35% [8]	0.56% [9]
Portfolio turnover	141%	149%	130%	203%	121%
Net assets at end of year (000’s omitted)	$24,997	$26,636	$33,693	$170,920	$194,755

	For the fiscal years ended May 31,
AMG Managers Cadence Emerging Companies Fund Class N	2017 #	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$36.33	$35.29	$30.70	$26.84	$20.39
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.36) [12]	(0.33) [4]	(0.32) [11]	(0.29) [5]	(0.07) [6]
Net realized and unrealized gain on investments	9.79	1.37	4.91	4.15	6.52
Total income from investment operations	9.43	1.04	4.59	3.86	6.45
Net Asset Value, End of Year	$45.76	$36.33	$35.29	$30.70	$26.84
Total Return[2]	25.92%	2.95% [10]	14.95%	14.38%	31.63%
Ratio of net expenses to average net assets[13]	1.62%	1.65%	1.66%	1.61% [14]	1.63% [15]
Ratio of gross expenses to average net assets[3]	1.79%	1.97%	1.96%	1.90% [14]	1.99% [15]
Ratio of net investment loss to average net assets[2]	(0.83)%	(0.96)%	(0.98)%	(0.94)% [14]	(0.31)% [15]
Portfolio turnover	90%	150%	146%	127%	101%
Net assets at end of Year (000’s omitted)	$13,446	$3,099	$3,143	$3,540	$3,184

	For the fiscal years ended May 31,
AMG Managers Cadence Emerging Companies Fund Class I	2017 #	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$39.25	$38.04	$33.00	$28.80	$21.81
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.29) [12]	(0.27) [4]	(0.25) [11]	(0.23) [5]	(0.01) [6]
Net realized and unrealized gain on investments	10.58	1.48	5.29	4.43	7.00
Total income from investment operations	10.29	1.21	5.04	4.20	6.99
Net Asset Value, End of Year	$49.54	$39.25	$38.04	$33.00	$28.80
Total Return[2]	26.22%	3.18%	15.27%	14.58% [10]	32.05% [10]
Ratio of net expenses to average net assets[13]	1.42%	1.42%	1.41%	1.38% [14]	1.38% [15]
Ratio of gross expenses to average net assets[3]	1.60%	1.74%	1.71%	1.67% [14]	1.74% [15]
Ratio of net investment loss to average net assets[2]	(0.64)%	(0.71)%	(0.73)%	(0.71)% [14]	(0.05)% [15]
Portfolio turnover	90%	150%	146%	127%	101%
Net assets at end of Year (000’s omitted)	$56,850	$36,064	$34,566	$39,463	$36,123

27	AMG Funds

Financial Highlights

# Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG Managers Cadence Mid-Cap Fund were renamed Class N, Class I and Class Z, respectively, and the Service Class and Institutional Class of AMG Managers Cadence Emerging Companies Fund were renamed Class S and Class I, respectively. Effective February 27, 2017, AMG Managers Cadence Emerging Companies Fund Class S was renamed Class N.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01, $0.07, and $0.13 for AMG Managers Cadence Mid Cap Fund’s Class N, Class I, and Class Z, respectively, and $(0.36) and $(0.29) for AMG Managers Cadence Emerging Companies Fund’s Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.03), $0.04, and $0.11 for AMG Managers Cadence Mid Cap Fund’s Class N, Class I, and Class Z, respectively and $(0.32) and $(0.26) for AMG Managers Cadence Emerging Companies Fund’s Class N, and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.11), $(0.06), and $0.01 for AMG Managers Cadence Mid Cap Fund’s Class N, Class I, and Class Z, respectively, and $(0.31) and $(0.25) for AMG Managers Cadence Emerging Companies Fund’s Class N, and Class I, respectively.
[7]	Includes reduction from broker recapture amounting to 0.01%, 0.02% and 0.01% for the years ended 2015, 2014 and 2013, respectively.
[8]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.007%, and 0.008% of average net assets for the Class N, Class I and Class Z, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.015%, and 0.016% of average net assets for the Class N, Class I and Class Z, respectively.
[10]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[11]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.33) and $(0.27) for the Class N and Class I, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.38) and $(0.31) for the Class N and Class I, respectively.
[13]	Includes reduction from broker recapture amounting to 0.01%, 0.05% and 0.05% for the years ended 2015, 2014 and 2013, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Class N and Class I, respectively.
[15]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Class N and Class I, respectively.

AMG Funds	28

How To Contact Us

AMG MANAGERS CADENCE emerging companies fund
AMG MANAGERS CADENCE MID CAP FUND
INVESTMENT MANAGER AND ADMINISTRATOR
AMG Funds LLC
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
203.299.3500 or 800.835.3879
SUBADVISER
Cadence Capital Management LLC
265 Franklin Street, 4th Floor
Boston, MA 02110
DISTRIBUTOR
AMG Distributors, Inc.
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
CUSTODIAN
The Bank of New York Mellon
Mutual Funds Custody
111 Sander Creek Parkway 2nd Floor
East Syracuse, New York 13057
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
Edward J. Kaier
Kurt A. Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria L. Sassine
Thomas R. Schneeweis

29	AMG Funds

AMG Funds
Prospectus
October 1, 2017

Where to find additional information
The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.835.3879
•	By mail: AMG Funds 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830
•	On the Internet: Electronic copies are available on our website at www.amgfunds.com
Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s website at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2017 AMG Funds LLC
Investment Company Act Registration Number 811-03752

www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P065-1017

AMG FUNDS III

AMG MANAGERS CADENCE EMERGING COMPANIES FUND

Class N: MECAX

(formerly Class S)

Class I: MECIX

Class Z: MECZX

AMG MANAGERS CADENCE MID CAP FUND

Class N: MCMAX

Class I: MCMYX

Class Z: MCMFX

STATEMENT OF ADDITIONAL INFORMATION

DATED October 1, 2017

You can obtain a free copy of the prospectus of each of AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each a “Fund” and collectively the “Funds”), dated October 1, 2017, as supplemented from time to time (the “Prospectus”), by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com. Each Fund’s Prospectus provides the basic information about investing in that Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with each Fund’s Prospectus.

On September 27, 2010, AMG Managers Cadence Emerging Companies Fund acquired the assets of the Allianz CCM Emerging Companies Fund, a series of Allianz Funds (“Allianz Funds”), and AMG Managers Cadence Mid Cap Fund acquired the assets of the Allianz CCM Mid-Cap Fund, a series of Allianz Funds (the Allianz CCM Emerging Companies Fund and the Allianz CCM Mid-Cap Fund each referred to as a “Predecessor Fund,” and collectively as the “Predecessor Funds”). Pursuant to these acquisitions, the Predecessor Funds were reorganized into the corresponding Funds (the “Reorganizations”) and the Funds became the accounting and performance survivors of these Reorganizations and the successor funds to the Predecessor Funds.

Each Fund changed its fiscal year end from June 30th to May 31st. The Funds’ fiscal year ending May 31, 2011 includes only the period from July 1, 2010 to May 31, 2011.

Each Fund’s audited financial statements for the fiscal year ended May 31, 2017 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm from each Fund’s Annual Report for the fiscal year ended May 31, 2017, are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual and Semi-Annual Reports are available without charge, upon request, by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

SAI065-1017

i

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each a “Fund,” and collectively the “Funds”). Each Fund is a series of shares of beneficial interest of AMG Funds III, a Massachusetts business trust (the “Trust”), and part of the AMG Funds Family of Funds, a mutual fund complex comprised of 64 different funds, each having distinct investment management objectives, strategies, risks, and policies (the “AMG Fund Complex”). The Trust was organized on November 23, 1987.

Each Fund has established three classes of shares: Class N, Class I and Class Z. Effective December 1, 2012, existing Class A and Administrative Class shares of AMG Managers Cadence Mid Cap Fund (the “Mid Cap Fund”) were renamed Investor Class and Service Class shares, respectively. Effective October 1, 2013, existing Administrative Class shares of AMG Managers Cadence Emerging Companies Fund (the “Emerging Companies Fund”) were renamed Service Class shares. Effective October 1, 2016, existing Investor Class, Service Class and Institutional Class shares of the Mid Cap Fund were renamed Class N, Class I and Class Z shares, respectively, and existing Service Class and Institutional Class shares of the Emerging Companies Fund were renamed Class S and Class I shares, respectively. Effective February 27, 2017, existing Class S shares of the Emerging Companies Fund were renamed Class N shares. Effective May 30, 2017, the Emerging Companies Fund established Class Z shares.

Effective April 28, 2014, Managers Cadence Emerging Companies Fund and Managers Cadence Mid-Cap Fund changed their names to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund, respectively. Also effective April 28, 2014, The Managers Funds changed its name to AMG Funds III and Managers Investment Group LLC changed its name to AMG Funds LLC.

This SAI describes the financial history, management and operation of the Funds, as well as each Fund’s investment objective and policies. It should be read in conjunction with each Fund’s current prospectus, dated October 1, 2017, as supplemented from time to time (the “Prospectus”). The Trust’s executive office is located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

AMG Funds LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the overall administration of the Funds. It selects and recommends, subject to the approval of the Trust’s Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers, known as a “subadviser” or “subadvisers,” to manage each Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these subadviser(s) and researches any potential new subadvisers for the Funds. See “Management of the Funds” for more information.

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

INVESTMENT POLICIES

The following is additional information regarding the investment policies used by each Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Trust is an open-end management investment company, and each Fund is a diversified series of the Trust.

The table below shows the types of securities and instruments that may be purchased by the Funds to the extent such investments are permitted by applicable law. For a more complete description of the types of securities and techniques that may be utilized by the Funds, see “Investment Techniques and Associated Risks” below. The information below does not describe every type of investment, technique or risk to which each Fund may be exposed. Each Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.” Also see “Quality and Diversification Requirements.”

Investment Practices	Emerging Companies Fund	Mid Cap Fund
Borrowing	X	X
Commercial Paper	X	X
Equity Securities	X	X
Foreign Currency Considerations	X	X
Foreign Securities	X	X
Illiquid Securities, Private Placements and Certain Unregistered Securities	X	X
Interfund Lending	X	X
Investment Company Securities	X	X
Money Market Instruments and Cash Equivalents	X	X
Real Estate Investment Trusts	X	X
Reverse Repurchase Agreements	X	X
Rights and Warrants	X	X
When-Issued, Delayed Delivery and Forward Commitment Transactions	X	X

Investment Techniques and Associated Risks

(1)    Borrowing. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. In addition, each Fund may borrow up to 33 1/3% of its total assets through an interfund lending program with other eligible funds in the AMG Fund Complex (as further described below). The 1940 Act also permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. The Trust, on behalf of each Fund, has entered into a master interfund lending agreement that would allow each Fund to borrow, for temporary purposes only, from other eligible funds in the AMG Fund Complex, subject to each Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the below mentioned and any other applicable exemptive order or other relief. Please see “Interfund Lending” below for more information. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.

(2)    Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of up to nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

The commercial paper purchased by the Funds may be rated or unrated. At the time any of the Funds invest in taxable commercial paper, the issuer must have an outstanding debt rated A-1 or higher by S&P Global Ratings or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s Investor Services, Inc. (or a similar rating by any nationally recognized statistical rating organization). If no such ratings are available, the investment must be of comparable quality in the opinion of the Investment Manager or the Fund’s subadviser.

(3)    Equity Securities. The Funds may invest in equity securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (“OTC”) market. More information on the various types of equity investments in which the Funds may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. A Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The stocks of micro-, small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Depositary Receipts. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted.

Investing in GDRs, ADRs and EDRs presents risks not present to the same degree as investing in domestic securities even though a Fund will purchase, sell and be paid dividends on GDRs, ADRs and EDRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain of its GDRs, ADRs or EDRs; shareholders generally will not be able separately to deduct their pro rata shares of the foreign taxes paid or withheld in computing their taxable income, or to take such shares as a credit against their U.S. federal income tax. If shareholders are not so eligible, the foreign taxes paid or withheld will nonetheless reduce the Fund’s taxable income. See “Certain U.S. Federal Income Tax Matters” below. Unsponsored GDRs, ADRs and EDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored GDRs, ADRs and EDRs may be less liquid than sponsored GDRs, ADRs and EDRs. Additionally, there generally is less publicly available information with respect to unsponsored GDRs, ADRs and EDRs.

Initial Public Offerings (“IPOs”). The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

(4)    Foreign Currency Considerations. Changes in foreign exchange rates will affect the U.S. dollar value of securities that are denominated in non-U.S. currencies. In addition, a Fund’s income from foreign currency-denominated securities is typically denominated in foreign currency. When a Fund receives income denominated in foreign currencies, it computes the U.S. dollar value of that income earned by the Fund for purposes of determining Fund distributions at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. dollar between the time that the Fund earns the income and the time that the income is converted into U.S. dollars, the Fund may be required to liquidate other assets in order to make up the shortfall.

Forward Foreign Currency Exchange Contracts. The Funds may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity.

A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, a Fund will set aside with its custodian or earmark securities considered to be liquid by the Fund’s subadviser in accordance with procedures established by the Trustees, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non-hedging purposes.

The use of currency contracts entails certain risks. Forward currency contracts are not traded on regulated exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counterparty to the transaction. Currency markets may not move as predicted or a Fund may not be able to enter into an offsetting transaction when desired, resulting in losses.

(5)    Foreign Securities. The Funds may invest in foreign securities, including securities of non-U.S. issuers directly or in the form of ADRs, EDRs, GDRs, or other securities representing underlying shares of foreign issuers, described under “Depositary Receipts” above, subject to any restrictions set forth in each Fund’s Prospectus and this SAI.

Investment in securities of foreign issuers, whether directly or indirectly in the form of ADRs, EDRs, GDRs or similar instruments, and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible embargoes or economic sanctions on a country, sector or issuer, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, foreign investments may be effected through structures that may be complex or obfuscatory, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of a Fund’s portfolio investments computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

The Funds will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by a Fund’s subadviser to be fully exchangeable into U.S. dollars without legal restriction. A Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which a Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. Therefore, a Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country which permits direct foreign investment. Please see “Investment Policies – Investment Company Securities” below for more information on the risks of investing in other investment companies.

A Fund’s interest and dividend income from, or proceeds from the sale or other disposition of the securities of foreign issuers may be subject to non-U.S. withholding and other foreign taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, some countries impose a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. Shareholders generally will not be able separately to deduct their pro rata shares of such taxes in computing their taxable income, or to take such shares as a credit against their U.S. federal income tax. If shareholders are not so eligible, the foreign taxes paid or withheld will nonetheless reduce the Fund’s taxable income. See “Certain U.S. Federal Income Tax Matters” below.

Emerging Markets. The risks of foreign investing are of greater concern in the case of investments in emerging markets. Any investments in securities in or otherwise exposed to emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. Such investments may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. There may be limited information available to investors that is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

(6)    Illiquid Securities, Private Placements and Certain Unregistered Securities. Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. If a Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings are no longer in excess of 15% of its net asset value, and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities. Subject to these limitations, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund’s portfolio. The price a Fund’s portfolio may pay for illiquid securities or receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price that a Fund believes represents the security’s value should the Fund wish to sell the security. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(7)    Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Funds have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and borrow money for temporary purposes directly to and from another eligible fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another eligible fund in the AMG Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

No Fund may lend to another eligible fund in the AMG Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(8)    Investment Company Securities. Each Fund may invest some portion of its assets in shares of other investment companies, including exchange-traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objective of each Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Investment Manager and subadviser to the Funds will consider such fees in determining whether to invest in other investment companies. A Fund will invest only in investment companies, or classes thereof, that do not charge a sales load; however, a Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of certain investment companies, such as closed-end investment companies and ETFs.

The return on a Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investments in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. A Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. In particular, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). A Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, a Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, each Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. A Fund will notify its shareholders prior to initiating such an arrangement.

The SEC has issued an exemptive order to iShares® Trust and iShares, Inc. (“iShares®”), which are open-end management investment companies registered under the 1940 Act. The order permits other investment companies, such as the Funds, to invest in the various series of iShares® in excess of the Limitation, subject to certain terms and conditions, including that the investment companies enter into an agreement with iShares®.    iShares® are “index funds” that operate as ETFs and seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular market index (e.g., S&P 500 Index, Russell 2000® Index); shares of iShares® are traded on national securities exchanges, such as the New York Stock Exchange (“NYSE”) and American Stock Exchange.    In accordance with the exemptive order, the Funds may enter into such an agreement with iShares® in order to permit the Funds to invest in iShares® in excess of the Limitation. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor iShares® make any representations regarding the advisability of investing in the Funds. To the extent other investment companies obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other investment companies in excess of the Limitation.

ETFs that are linked to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of investments underlying the applicable index and will incur certain expenses not incurred by their applicable index. Certain investments comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.

The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.

(9)    Money Market Instruments and Cash Equivalents. Money market instruments may include, among other things, cash equivalents and short-term U.S. Government securities. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Fund has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

Cash equivalents include bank obligations, bankers acceptances, certificates of deposit, repurchase agreements with banks or registered broker-dealers, short-term corporate debt securities with a remaining maturity of 397 days or less and time deposits. The Funds may invest in cash equivalents and money market instruments to the extent that such investments are consistent with the Fund’s investment objectives, policies and restrictions, and as discussed in each Fund’s Prospectus. A description of the various types of cash equivalents and money market instruments that may be purchased by the Funds appears below.

Bank Obligations. The Funds may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or a savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed-upon date and price. The resale price normally reflects the purchase price plus a mutually agreed-upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.

Repurchase agreements are subject to certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, a Fund’s ability to dispose of the collateral may be delayed or limited. Generally, the period of these repurchase agreements will be short, and usually the Funds will not enter into a repurchase agreement for a period of more than seven (7) days.

Short-Term Corporate Debt Securities. Short-term corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(10)    Real Estate Investment Trusts (“REITs”). The Funds may invest in REITs, which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interest.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as a Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risk of financing projects. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and such prepayment may diminish the yield on securities issued by such mortgage REITs. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment accorded REITs under the Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

(11)    Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon by the parties. The difference between the repurchase price and the original price is the reverse repurchase agreement rate, which reflects the interest rate in effect for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement can be viewed as the borrowing of money by a Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund, but for which the Fund is not required to have 300% asset coverage. The Mid Cap Fund may only enter into reverse repurchase agreements up to 33 1/3% of the value of the Fund’s total assets taken at market value (computed at the time the loan is made), including the amount borrowed.

A Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. A Fund will earmark or establish and maintain a segregated account with its custodian consisting of liquid assets in an amount that is at least equal to the amount of its obligation under the reverse repurchase agreement.

(12)    Rights and Warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. While rights normally have a short life, usually two to four weeks, warrants normally have a life that is measured in years. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant or right is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant or right.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

(13)    When-Issued, Delayed Delivery and Forward Commitment Transactions. Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining its average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If a Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is each Fund’s policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

In connection with these transactions, a Fund will earmark or maintain a segregated account with its custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, a Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow a Fund to hedge against changes in interest rates.

Each Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund holds until the settlement date, in a segregated account, cash or liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. The Funds may also enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous return or price. Although a Fund will generally enter into a forward commitment with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if the Investment Manager and the subadviser deem it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

ADDITIONAL INVESTMENT POLICIES

Quality and Diversification Requirements

Each of the Funds intends to meet the diversification requirements of the 1940 Act as in effect from time to time.    Currently under the 1940 Act, a “diversified” fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. A fund that is non-diversified can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

Industry Concentration

The 1940 Act requires the Funds to state the extent, if any, to which they intend to concentrate investments in a particular industry. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The SEC staff has also taken the position that a policy relating to industry concentration does not apply to investments in “government securities” (as defined in the 1940 Act) or in tax-exempt securities issued by U.S. federal, state and municipal governments or political subdivisions of U.S. federal, state and municipal governments.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Funds. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Mid Cap Fund may not:

(1)    Issue senior securities.

(2)    Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks, through reverse repurchase agreements or forward or dollar roll transactions or through an interfund lending program with other series of trusts managed by the Investment Manager, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

(3)    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4)    Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5)    Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, repurchase agreements and other derivative instruments entered into in accordance with the Fund’s investment policies.

(6)    Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of trusts managed by the Investment Manager provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7)    With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8)    Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

Any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth in this SAI or the Fund’s Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Fund.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies and applicable law.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

For purposes of investment restriction (5) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the U.S. Commodity Futures Trading Commission (the “CFTC”) that subject such swaps to regulation by the CFTC, the Fund will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s (“S&P”) and Morgan Stanley Capital International.

The Emerging Companies Fund:

(1)    May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(2)    May borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(3)    May lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(4)    May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(5)    May purchase and sell commodities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(6)    May purchase and sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(7)    May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

(8)    May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, and the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, and under regulatory guidance or interpretations of such Act, rules or regulations.

Any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth in this SAI or the Fund’s Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Fund.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Funds) and their service providers (including the Investment Manager) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Investment Manager, the Subadviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Funds may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Investment Manager has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Funds rely on third-party service providers for many of their day-to-day operations, and are subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Funds from cyber-attack. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Portfolio Turnover

Generally, each Fund purchases securities for investment purposes and not for short-term trading profits. However, each Fund may sell securities without regard to the length of time that the security is held in the portfolio when the Fund believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. A higher degree of portfolio activity may increase brokerage costs to a Fund and may increase shareholders’ tax liability.

The portfolio turnover rates for the Funds for the fiscal years ended May 31, 2016 and May 31, 2017 are as follows:

Emerging Companies Fund

Fiscal Year Ending	Portfolio Turnover Rate
May 31, 2016	150%
May 31, 2017	90%

Mid Cap Fund

Fiscal Year Ending	Portfolio Turnover Rate
May 31, 2016	149%
May 31, 2017	141%

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. Each Fund will disclose its portfolio holdings on a monthly basis on or about the 10th business day of the following month by posting this information on the Funds’ Website. The Chief Compliance Officer of the Trust may designate an earlier or later date for public disclosure of a Fund’s portfolio holdings. In addition, each Fund (i) may disclose the top 10 portfolio holdings at any time following the disclosure of portfolio holdings, and (ii) may disclose statistical information regarding such Fund’s portfolio allocation characteristics on or about 10 business days after each quarter-end, or may disclose such information if it is derived from publicly available portfolio holdings, in each case, by posting the information on the Fund’s Website. Non-public portfolio holdings may also be disclosed by a Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of borrowing facilities, if (i) the Chief Compliance Officer of the Trust has made a determination that the disclosure of portfolio holdings information in the manner and at the time proposed is consistent with a legitimate business purpose of the Funds; and (ii) the recipient has been informed in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Trust has arrangements with the persons indicated below to make available information about a Fund’s portfolio securities. The Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind, in connection with the release of information relating to a Fund’s portfolio holdings.

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the subadviser; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York Mellon); financial printer (R.R. Donnelley); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the subadviser and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printer on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with Fund operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Inc., Morningstar, Inc., ICE Data Services, FactSet, Bloomberg, Wilshire Associates, Vestar Capital Partners and Veritas Document Solutions, LLC. The Funds may disclose non-public current portfolio holdings information to ICE Data Services on a daily basis for valuation purposes, to FactSet and Bloomberg on a daily basis for portfolio holdings analysis, to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis, to Vestar Capital Partners on a monthly basis for proxy voting and class action processing purposes, and to Veritas Document Solutions, LLC on a quarterly basis for services related to Fund marketing materials. The Funds also provide current portfolio holdings information to Lipper, Inc., Morningstar, Inc. and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Trustees serve until their death, resignation, retirement, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee in accordance with the Trust’s organizational documents and the Board’s policy that a Trustee retire at the end of the calendar year in which the Trustee reaches the age of 75. The Chairman of the Board, the President, the Treasurer and the Secretary and such other Officers as the Trustees may in their discretion from time to time elect each hold office until his or her successor is elected and qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Each Officer holds office at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). Eric Rakowski serves as the Independent Chairman of the Board of Trustees.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP

Bruce B. Bingham Age: 68	Trustee since 2012	Partner, Hamilton Partners (real estate development firm) (1987-Present)	62	Director of The Yacktman Funds, Inc. (2 portfolios) (2000-2012)	Significant experience as a board member of mutual funds; business experience as a partner of a real estate development and investment firm; familiar with financial statements.

Edward J. Kaier Age: 72	Trustee since 1999; Chairman of the Audit Committee	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	62	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)	Significant experience as a board member of mutual funds; practicing attorney; continuing service as Chairman of the Trust’s Audit Committee.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP

Kurt A. Keilhacker Age: 53	Trustee since 2013	Managing Member, TechFund Europe (2000-Present); Managing Member, TechFund Capital (1997-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Elementum Ventures (2013-Present); Trustee, Gordon College (2001-2016)	64	None	Significant board experience, including as a board member of private companies; significant experience as a managing member of private companies; significant experience in the venture capital industry; significant experience as co-founder of a number of technology companies.

Steven J. Paggioli Age: 67	Trustee since 1993	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	62	Trustee, Professionally Managed Portfolios (32 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008-Present)	Significant board experience, including as a board member of mutual funds; significant executive experience with several financial services firms; former service with financial service regulator; Audit Committee financial expert.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP

Richard F. Powers III Age: 71	Trustee since 2013	Adjunct Professor, U.S. Naval War College (2016); Adjunct Professor, Boston College (2010-2013); President and CEO of Van Kampen Investments Inc. (1998-2003)	62	None	Significant experience as a director of a public company; significant executive experience with several financial services firms; significant experience as President and Chief Executive Officer of a mutual fund complex.

Eric Rakowski Age: 59	Trustee since 1999; Independent Chairman; Chairman of the Governance Committee	Professor, University of California at Berkeley School of Law (1990-Present)	64	Director of Harding, Loevner Funds, Inc. (9 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)	Significant experience as a board member of mutual funds; former practicing attorney; currently professor of law.

Victoria L. Sassine Age: 52	Trustee since 2013	Lecturer, Babson College (2007–Present)	64	None	Currently professor of finance; significant business and finance experience in strategic financial and operation management positions in a variety of industries; accounting experience in a global accounting firm; experience as a board member of various organizations; Certified Public Accountant (inactive).

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP

Thomas R. Schneeweis Age: 70	Trustee since 1987	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Wealth Advisors (2015-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, CAIA Foundation (Education) (2010-Present); Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Partner, S Capital Management, LLC (2007-2015); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013)	62	None	Significant experience as a board member of mutual funds; formerly professor of finance; significant executive experience with several investment partnerships.

Interested Trustee

Ms. Carsman is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP

Christine C. Carsman Age: 65	Trustee since 2011

Executive Vice President, Deputy General Counsel and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2017-Present); Chair of the Board of Directors, AMG Funds plc (2015-Present); Director, AMG Funds plc (2010-Present); Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-2016); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and

AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance,

Wellington Management Company, LLP (1995-2004)

			64	Director of Harding, Loevner Funds, Inc. (9 portfolios)	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as an officer of the Trust, including as Chief Legal Officer.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications, attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with the Investment Manager, and also may benefit from information provided by the Trust’s and the Investment Manager’s legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts, including the Funds’ independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Jeffrey T. Cerutti Age: 49	President and Principal Executive Officer since 2014; Chief Executive Officer since 2016	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2016-Present); Chief Executive Officer, President and Principal Executive Officer, AMG Funds IV (2015-Present); Chief Executive Officer, Aston Asset Management, LLC (2016); President, VP Distributors (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010)

Keitha L. Kinne Age: 59	Chief Operating Officer since 2007	Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mark J. Duggan Age: 52	Secretary and Chief Legal Officer since 2015	Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2015-Present); Attorney, K&L Gates, LLP (2009-2015)

Gerald F. Dillenburg Age: 50	Chief Compliance Officer and Sarbanes Oxley Code of Ethics Compliance Officer since 2016	Chief Compliance Officer and Sarbanes Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Compliance Officer, AMG Funds IV (1996-Present); Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds IV (2016-Present); Chief Compliance Officer, Aston Asset Management, LLC (2006-2016); Chief Financial Officer, Aston Asset Management, LLC (2006-2010); Treasurer, AMG Funds IV (1996-2010); Secretary, AMG Funds IV (1996-2015); Chief Financial Officer, AMG Funds IV (1997-2010); Chief Operating Officer, AMG Funds IV (2003-2016)

Christopher R. Townsend Age: 50	Controller since 2017; Chief Financial Officer, Treasurer, Principal Financial Officer and Principal Accounting Officer since 2017	Head of Business Finance, AMG Funds LLC (2015-Present); Chief Financial Officer and Financial and Operations Principal, AMG Distributors, Inc. (2016-Present); Controller, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Chief Financial Officer, Treasurer, Principal Financial Officer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Chief Financial Officer, Aston Asset Management LLC (2016); Head of Finance and Accounting, Allianz Asset Management (2006-2015)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

John A. Starace Age: 46	Deputy Treasurer since 2017	Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-Present); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP

Maureen A. Meredith Age: 32	Assistant Secretary since 2016	Vice President, Counsel, AMG Funds LLC (2015-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011)

Marc J. Peirce Age: 55	Assistant Secretary since 2016	Vice President, Compliance Officer, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds IV (2001-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Vice President, Aston Asset Management, LLC (1998-2016); Assistant Chief Compliance Officer, Aston Asset Management, LLC (2006-2016)

Diana M. Podgorny Age: 38	Assistant Secretary since 2016	Vice President, Counsel, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Assistant Secretary, AMG Funds IV (2010-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Patrick J. Spellman Age: 43	Anti-Money Laundering Compliance Officer since 2014	Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Anti-Money Laundering Compliance Officer, AMG Funds IV (2016-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011)

Trustee Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2016	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies Beneficially Owned as of December 31, 2016
Independent Trustees:
Bruce B. Bingham	None	Over $100,000
Edward J. Kaier	None	Over $100,000
Kurt A. Keilhacker	None	Over $100,000
Steven J. Paggioli	None	Over $100,000
Richard F. Powers III	None	None
Eric Rakowski	None	Over $100,000
Victoria L. Sassine	None	$10,001-$50,000
Thomas R. Schneeweis	None	Over $100,000
Interested Trustee:
Christine C. Carsman	None	Over $100,000

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of AMG Funds III (the “Board”) and the Board’s oversight of the Funds’ risk management process. The Board consists of nine Trustees, eight of whom are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below), each comprised of all of the Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Funds’ risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Funds and the Funds’ Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Funds’ Chief Compliance Officer, at which no members of management are present. In a separate executive session of the Independent Trustees and the Independent Trustees’ independent legal counsel, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

AMG Funds III has retained AMG Funds LLC as the Funds’ investment adviser and administrator. The Investment Manager is responsible for the Funds’ overall administration and operations, including management of the risks that arise from the Funds’ investments and operations. Employees of the Investment Manager serve as several of the Funds’ officers, including the Funds’ President. The Board provides oversight of the services provided by the Investment Manager and the Funds’ officers, including their risk management activities. On an annual basis, the Funds’ Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review that is provided to the Board for review and discussion. The assessment includes a broad-based review of the risks inherent to the Funds, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board receives periodic reports from the Funds’ Chief Legal Officer on the Investment Manager’s risk management activities. The Board also receives periodic reports from the Funds’ Chief Compliance Officer regarding the compliance of the Funds with federal and state securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board receives periodic reports from the portfolio managers of the Funds’ subadvisers and the Investment Manager’s investment research team regarding the management of the Funds, including their investment risks. The Board also receives periodic reports from the Funds’ Chief Financial Officer, Chief Operating Officer, and other senior personnel of the Investment Manager regarding the Investment Manager’s general business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Edward J. Kaier serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audits of the Funds, and pre-approves the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon the registered public accounting firm’s status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or recordkeeping issues of which the Audit Committee is aware that may affect the Trust, the Trust’s financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit Committee or his designee also may carry out the duties of the Board’s pricing oversight committee from time to time. The Audit Committee met three times during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Eric Rakowski serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board, including responsibility to make recommendations with respect to the following matters: (i) individuals to be appointed or nominated for election as Independent Trustees; (ii) the designation and responsibilities of the chairperson of the Board (who shall be an Independent Trustee) and Board committees, such other officers of the Board, if any, as the Governance Committee deems appropriate, and officers of the Funds; (iii) the compensation to be paid to Independent Trustees; and (iv) other matters the Governance Committee deems necessary or appropriate. The Governance Committee is also empowered to: (i) set any desired standards or qualifications for service as a Trustee; (ii) conduct self-evaluations of the performance of the Trustees and help facilitate the Board’s evaluation of the performance of the Board at least annually; (iii) oversee the selection of independent legal counsel to the Independent Trustees and review reports from independent legal counsel regarding potential conflicts of interest; and (iv) consider and evaluate any other matter the Governance Committee deems necessary or appropriate. It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Funds) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Funds, 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Governance Committee met two times during the most recent fiscal year.

Trustees’ Compensation

For their services as Trustees of the Trust and other funds within the AMG Fund Complex for the fiscal year ended May 31, 2017, the Trustees were compensated as follows:

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Bruce B. Bingham	$1,232	$283,500
William E. Chapman, II (c)(d)	$1,022	$235,266
Edward J. Kaier (e)	$1,340	$308,500
Kurt A. Keilhacker	$1,230	$283,250
Steven J. Paggioli	$1,232	$283,500
Richard F. Powers III	$1,232	$283,500
Eric Rakowski (f)	$1,364	$314,250
Victoria L. Sassine	$1,299	$299,000
Thomas R. Schneeweis	$1,232	$283,500
Interested Trustee:
Christine C. Carsman	None	None

(a)	Compensation is calculated for the fiscal year ended May 31, 2017. The Trust does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-month period ended May 31, 2017 for services as a Trustee to any fund currently in the AMG Fund Complex. Certain funds currently in the AMG Fund Complex were not part of the AMG Fund Complex during the entire period. As of May 31, 2017, each of Messrs. Bingham, Kaier, Paggioli, Powers and Schneeweis served as a trustee to 67 funds in the AMG Fund Complex and each of Messrs. Keilhacker and Rakowski and Mses. Sassine and Carsman served as a trustee or director to 69 funds in the AMG Fund Complex.
(c)	Mr. Chapman retired from the Board effective December 31, 2016.
(d)	Mr. Chapman received an additional $38,931 for serving as the Independent Chairman from June 1, 2016 through December 31, 2016, which is reflected in the chart above.
(e)	Mr. Kaier received an additional $25,000 annually for serving as the Audit Committee Chairman, which is reflected in the chart above.
(f)	Mr. Rakowski received an additional $13,750 for serving as Independent Chairman from January 1, 2017 through May 31, 2017, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 7, 2017, the following persons and/or entities owned beneficially or of record 5% or more of the outstanding shares of each class of each Fund:

Name and Address	Percent Owned
Emerging Companies Fund—Class N*
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-2010	24.79%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	20.17%
TD Ameritrade Inc. For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, Nebraska 68103-2226	18.04%
ICMA Retirement Corporation 777 North Capitol Street, NE Washington, D.C. 20002	9.97%
Reliance Trust Company FBO Retirement Plans Serviced by Metlife C/O Fascore LLC 8515 East Orchard Road 2T2 Greenwood Village, Colorado 80111	7.47%
LPL Financial Omnibus Customer Account 4704 Executive Drive San Diego, California 92121	7.12%

Name and Address	Percent Owned
Emerging Companies Fund—Class I**
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-2010	25.50%
Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	16.52%
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, Missouri 63103	11.42%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	8.70%
National Hockey League Retirement Plan—US 1800 McGill College Avenue, Suite 2600 Montreal, Quebec, Canada H3A 3J6	8.28%
TD Ameritrade Inc. For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, Nebraska 68103-2226	7.62%
Emerging Companies Fund—Class Z
BNYM I S Trust Company Customer Rollover IRA 33 Alta Vista Road Colorado Springs, Colorado 80906-4234	44.42%
BNYM I S Trust Company Customer IRA 5717 Pommel Court West Des Moines, Iowa 50266-6356	35.72%
BNYM I S Trust Company Customer Rollover IRA 374 Chestnut Street Pottstown, Pennsylvania 19464	19.86%
Mid Cap Fund—Class N***
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, Missouri 63103	11.46%

Name and Address	Percent Owned
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	9.30%
Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	8.98%
Morgan Stanley & Co. Harborside Financial Center 14975 Page Mill Road Los Altos Hills, California 94022-1821	8.91%
Merrill Lynch Pierce Fenner & Smith Inc. For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, Florida 32246-6484	7.54%
Mid Cap Fund—Class I****
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-2010	61.27%
Lincoln Retirement Services Co. FBO Rockdale Co. BOE 403B P.O. Box 7876 Fort Wayne, Indiana 46801-7876	13.84%
UBS WM USA Spec Custody Account Exl Ben Customers of UBSFSI 1000 Harbor Boulevard Weehawken, New Jersey 07086	7.37%
Mid Cap Fund—Class Z*****
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-2010	26.64%
Merrill Lynch Pierce Fenner & Smith Inc. For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, Florida 32246-6484	14.86%

Name and Address	Percent Owned
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	12.23%
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, Missouri 63103	11.71%
LPL Financial Omnibus Customer Account 4704 Executive Drive San Diego, California 92121	10.41%
Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	10.23%

*	As of October 1, 2016, Service Class shares of the Emerging Companies Fund were renamed Class S shares. As of February 27, 2017, Class S shares of the Emerging Companies Fund were renamed Class N shares.
**	As of October 1, 2016, Institutional Class shares of the Emerging Companies Fund were renamed Class I shares.
***	As of October 1, 2016, Investor Class shares of the Mid Cap Fund were renamed Class N shares.
****	As of October 1, 2016, Service Class shares of the Mid Cap Fund were renamed Class I shares.
*****	As of October 1, 2016, Institutional Class shares of the Mid Cap Fund were renamed Class Z shares.

Persons or entities that own 25% or more of the outstanding shares of beneficial interest of a Fund are presumed to “control” the Fund under the 1940 Act. As of September 7, 2017, the Trust did not know of any person or entity who “controlled” (within the meaning of the 1940 Act) any of the Funds. A person or entity that “controls” a Fund could have effective voting control over the Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Management Ownership

As of September 10, 2017, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund.

MANAGEMENT OF THE FUNDS

Investment Manager

The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Investment Manager serves as investment manager to the Funds pursuant to a Fund Management Agreement (the “Management Agreement”). The Investment Manager also serves as administrator of each Fund and carries out the daily administration of the Trust and each Fund. The Investment Manager’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Investment Manager is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the distributor of the Funds. The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

Subadviser

The assets of each Fund are managed by a subadviser hired by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager has entered into advisory agreements with Cadence Capital Management LLC (the “Subadviser” or “Cadence”), each known as a “Subadvisory Agreement.” Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence is wholly-owned by Pacific Asset Advisors LLC, a wholly owned subsidiary of Pacific Life Insurance Company. Prior to June 30, 2016, Cadence was majority owned by its employees, and Continuum Capital LLC held a minority interest. Prior to September 2005, Cadence was affiliated with Allianz Global Investors Fund Management LLC (“Allianz”). Cadence is located at 265 Franklin Street, 4th Floor, Boston, Massachusetts 02110. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of June 30, 2017, of approximately $3.915 billion. The SEC has given the Trust an exemptive order permitting the Investment Manager, on behalf of the Funds, to hire new unaffiliated subadvisers for the Funds without prior shareholder approval, but subject to shareholder notification within 90 days of the hiring of such a subadviser. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating subadvisers for individuals and institutional investors.

The Investment Manager recommends subadvisers for the Funds to the Trustees based upon continuing quantitative and qualitative evaluation of the subadviser’s skills in managing assets subject to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a subadviser, and the Investment Manager does not expect to make frequent changes of subadvisers.

For each Fund, the Investment Manager allocates the Fund’s assets to the Subadviser. The Subadviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund’s investment objective, policies and restrictions. Generally, the services that the Subadviser provides to a Fund are limited to asset management and related recordkeeping services.

The Subadviser or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadviser participates. For underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Funds or the Investment Manager and its affiliates.

Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Funds under the Management Agreement dated April 1, 1999. The Management Agreement permits the Investment Manager to engage, from time to time, one or more subadvisers to assist in the performance of its services. Pursuant to the Management Agreement, the Investment Manager has entered into Subadvisory Agreements with the Subadviser.

The Management Agreement and the Subadvisory Agreements provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Management Agreement and the Subadvisory Agreements may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), (in the case of the Management Agreement) by the Investment Manager on 60 days’ written notice to the Trust and (in the case of the Subadvisory Agreements) by the Subadviser on 30 days’ written notice to the Investment Manager and to the applicable Fund. In general, the Investment Manager may terminate the Subadvisory Agreements, without penalty, upon written notice to the Trust and the Subadviser. The Management Agreement and the Subadvisory Agreements terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•	supervising the general management and investment of the assets and securities portfolio of each Fund subject to and in accordance with the investment objective, policies and restrictions of each such Fund, and any directions which the Trustees may issue to the Investment Manager from time to time;

•	providing overall investment programs and strategies for the Trust, and more particularly for each Fund, revising such programs as necessary and monitoring and reporting periodically to the Trustees concerning the implementation of the programs;

•	evaluating subadvisers and advising the Trustees of the subadvisers which the Investment Manager believes are best suited to invest the assets of each Fund, monitoring and evaluating the investment performance of each subadviser employed by each Fund, allocating the portion of each Fund’s assets to be managed by each subadviser; recommending changes of or additional subadvisers when appropriate, coordinating the investment activities of the subadvisers, and compensating the subadvisers; and

•	rendering regular reports to the Trust, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among subadvisers.

Under the Subadvisory Agreements, the Subadviser manages all of a Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objective, policies, and investment restrictions. The Subadviser provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by the Subadviser to the Funds will not be exclusive under the terms of the Subadvisory Agreements, and the Subadviser will be free to and expects to render investment advisory services to others.

In performing the functions set forth above and supervising the Subadviser, the Investment Manager:

•	performs periodic detailed analysis and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance in respect of each Fund;

•	prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request;

•	reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board;

•	reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board;

•	performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser;

•	assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement with the Subadviser and annual consideration of each Subadvisory Agreement thereafter;

•	prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board;

•	identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board;

•	designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and

•	performs such other review and reporting functions as the Board shall reasonably request consistent with the Management Agreement and applicable law.

The Funds pay all expenses not borne by the Investment Manager or the Subadviser including, but not limited to, the charges and expenses of the Funds’ custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust’s Independent Trustees, 12b-1 fees, if any, all brokerage commissions, transfer taxes and transaction taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of the Funds’ shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, the Subadviser or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreements require the Subadviser to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadviser to acquire for the Funds a position in any investment which any of the Subadviser’s other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Subadviser makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and other clients of the Subadviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Subadviser. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by a Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

The Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to a Fund or any Fund shareholder for any act or omission in the course of, or connected with, services rendered under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security, provided that these provisions shall not protect the Investment Manager from liability in violation of the 1940 Act. The Subadvisory Agreements provide that the Subadviser shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreements, except by reason of the Subadviser’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadviser’s reckless disregard of its obligations and duties under the Subadvisory Agreements.

The Trust has obtained from the SEC an exemptive order that permits the Investment Manager, subject to certain conditions and oversight by the Board of Trustees, to enter into subadvisory agreements with unaffiliated subadvisers approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90 day notification requirement discussed below) and approval by the Funds’ Board of Trustees but without shareholder approval, to hire new unaffiliated subadvisers for the Funds, change the terms of a subadvisory agreement for an unaffiliated subadviser, or continue the employment of an unaffiliated subadviser after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated subadviser. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. The Investment Manager may not change a subadviser to the Funds without approval of the Board of Trustees and, to the extent required by the 1940 Act, shareholder approval. Affiliated subadvisers selected by the Investment Manager are subject to shareholder approval.

Compensation of the Investment Manager and the Subadviser

As compensation for the investment management services rendered and related expenses under the Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, included in the table below, which is computed daily as a percentage of the value of the net assets of each Fund and may be paid monthly.

Fund	Investment Management Fee
Emerging Companies Fund	0.69%
Mid Cap Fund	0.45%

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreements, the Investment Manager has agreed to pay the Subadviser a portion of the investment management fee (net of any mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is computed daily and paid quarterly based on the average daily net assets that the Subadviser manages. The fee paid to the Subadviser is paid out of the fee the Investment Manager receives from a Fund and does not increase the expenses of a Fund.

Investment Management Fees Paid by the Funds. Investment management fees paid to the Investment Manager by the Funds for advisory services for the fiscal years ended May 31, 2015, May 31, 2016 and May 31, 2017 are as follows. The Investment Manager may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary waiver or reimbursement by the Investment Manager may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager. The amounts shown reflect the Emerging Companies Fund’s previous investment management fee of 1.25%.

Emerging Companies Fund	Total	Waived/Reimbursed*	Net
Fiscal Year Ended May 31, 2017	$645,776	$0	$645,776
Fiscal Year Ended May 31, 2016	$494,166	$0	$494,166
Fiscal Year Ended May 31, 2015	$464,925	$0	$464,925

Mid Cap Fund	Total	Waived/Reimbursed*	Net
Fiscal Year Ended May 31, 2017	$569,572	$0	$569,572
Fiscal Year Ended May 31, 2016	$638,433	$0	$638,433
Fiscal Year Ended May 31, 2015	$961,377	$0	$961,377

*

As further described under “Purchase, Redemption and Pricing of Shares – Exchange of Shares” below, an investor may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”). The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment adviser, respectively, that provide for a cash payment to the Investment Manager that compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services. The Investment Manager has voluntarily agreed to waive or reimburse a portion of its management fee in the amount of the cash payments it receives under these agreements, amounts which are reflected in the table as amounts waived/reimbursed. Any such voluntary waiver or reimbursement is not recoverable by the Investment Manager from a Fund under the expense limitations described under “Expense Limitations” below. See “Purchase, Redemption and Pricing of Shares – Exchange of Shares” below for more information on the JPMorgan Fund and the Service Agreement and Supplemental Payment Agreement.

Subadvisory Fees Paid by the Investment Manager. Fees paid by the Investment Manager to the Subadviser for subadvisory services with respect to the Funds for the fiscal years ended May 31, 2015, May 31, 2016 and May 31, 2017 are as follows. The Subadviser may voluntarily agree to waive or reimburse a portion of its subadvisory fee from time to time. Any voluntary waiver or reimbursement by the Subadviser may be terminated or reduced in amount at any time and solely in the discretion of the Subadviser.

Emerging Companies Fund
Fiscal Year Ended May 31, 2017	$542,452
Fiscal Year Ended May 31, 2016	$415,100
Fiscal Year Ended May 31, 2015	$390,537

Mid Cap Fund
Fiscal Year Ended May 31, 2017	$443,000
Fiscal Year Ended May 31, 2016	$496,559
Fiscal Year Ended May 31, 2015	$747,738

Expense Limitations

From time to time, the Investment Manager may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and certain other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to a Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadviser of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to a Fund, or attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any expense limitations in effect at the date of this SAI is reflected in the Annual Fund Operating Expenses table (including footnotes thereto) located in the summary section of each Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses (exclusive of the items noted in each Fund’s Prospectus) to exceed its contractual expense limitation amount. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective.

All fees waived and/or expenses reimbursed to the Funds for the fiscal years ended May 31, 2015, May 31, 2016 and May 31, 2017 are as follows:

Emerging Companies Fund
Fiscal Year Ended May 31, 2017	$90,648
Fiscal Year Ended May 31, 2016	$126,216
Fiscal Year Ended May 31, 2015	$108,830

Mid Cap Fund
Fiscal Year Ended May 31, 2017	$45,598
Fiscal Year Ended May 31, 2016	$147,630
Fiscal Year Ended May 31, 2015	$142,818

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services” below.

Portfolio Managers of the Funds

Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsberg serve as the portfolio managers jointly and primarily responsible for the day-to-day management of each Fund. Information provided below is as of May 31, 2017.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: Robert L. Fitzpatrick
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$28.5	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	3	$27.8	None	$0

Portfolio Manager: Michael J. Skillman
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$28.5	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	3	$27.8	None	$0

Portfolio Manager: Robert E. Ginsberg
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	8	$2,645.6	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	25	$3,006.0	None	$0

Potential Material Conflicts of Interest

Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Funds. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Funds, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Strategy”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Strategy. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Strategy may be selling a security, while another Strategy may be purchasing or holding the same security. As a result, transactions executed for the Strategy that is selling the security may adversely affect the value of any Strategy which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and the Funds. For example, Cadence may receive more compensation with respect to certain Strategies than that received with respect to other Strategies or the Funds or may receive compensation based in part on the performance of accounts in a certain Strategy. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Strategy, to the possible detriment of other Strategies for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Funds.

Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the Funds managed by such Portfolio Managers. In addition, the Funds managed by the Portfolio Managers may be investment options in Cadence’s employee benefit plans. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

Portfolio Manager Compensation

Cadence compensates each portfolio manager for such portfolio manager’s management of the Funds. Each portfolio manager’s compensation consists of a fixed annual base salary and a share of the firm’s profits. Compensation of the portfolio managers is not tied directly to individual Fund performance or assets under management.

Portfolio Manager Ownership of Fund Shares

Emerging Companies Fund

Mr. Fitzpatrick: $100,001 to $500,000

Mr. Skillman: $10,001 to $50,000

Mr. Ginsberg: None

Mid Cap Fund

Mr. Fitzpatrick: None

Mr. Skillman: None

Mr. Ginsberg: None

Proxy Voting Policies and Procedures

Proxies for a Fund portfolio security are voted in accordance with Cadence’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of (i) an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors; and (ii) an ETF held by a Fund, in connection with an SEC exemptive order on which the Fund relies with respect to the ETF, the Investment Manager may vote the proxy in the same proportion as the vote of all other holders of shares of the ETF.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available: (i) without charge, upon request, by calling 1-(800) 835-3879; and (ii) on the SEC’s Website at http://www.sec.gov.

Codes of Ethics

The Trust, the Investment Manager, the Distributor and the Subadviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administrative Services

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing each Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for each Fund. For providing these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

Fees paid under the Fund Administration Agreement for the fiscal years ended May 31, 2015, May 31, 2016 and May 31, 2017 are as follows. The amounts shown reflect in part the Funds’ previous administrative fee of 0.25%.

Emerging Companies Fund
Fiscal Year Ended May 31, 2017	$91,651
Fiscal Year Ended May 31, 2016	$98,833
Fiscal Year Ended May 31, 2015	$92,985

Mid Cap Fund
Fiscal Year Ended May 31, 2017	$232,915
Fiscal Year Ended May 31, 2016	$354,685
Fiscal Year Ended May 31, 2015	$534,099

Distribution Arrangements

Under a Distribution Agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangements discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of each Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed upon between the Distributor and the Investment Manager from time to time. The Distributor is not obligated to sell any specific amount of shares of any Fund.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Management Agreement. The Distribution Agreement remains in effect for one year from the date of its execution and thereafter from year to year, provided that each such continuance is specifically approved at least annually (i) by vote of the Trustees of the Trust and (ii) by vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any plan adopted by the Trust under Rule 12b-1 under the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

For sales of shares of the Funds, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Plan of Distribution Pursuant to Rule 12b-1 (the “Distribution Plan”) discussed below and possibly supplemented by payments by the Distributor or its affiliates out of their own assets, or, in the case of such shares that are not subject to a Plan of Distribution Pursuant to Rule 12b-1, only by the Distributor or its affiliates out of their own assets.

Subject to the compensation arrangement discussed below, the Distributor will use all or a portion of the amounts received under the Distribution Plan to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Class N shares of the Mid Cap Fund to their clients through proprietary mutual fund “supermarkets” and similar platforms. Class N shares of the Mid Cap Fund are sold without a front end or contingent deferred sales load. Class N shares of the Emerging Companies Fund and Class I and Class Z shares of the Funds are sold without a front end or contingent deferred sales load and are not subject to the expenses of any Plan of Distribution Pursuant to Rule 12b-1.

The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

Rule 12b-1 Distribution and Service Plan. The Trust has adopted a Distribution Plan (defined above) with respect to the Class N shares of the Mid Cap Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of such share classes, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Mid Cap Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Class N shares of the Fund, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. The Board of Trustees has authorized payments to the Distributor equal on an annual basis to 0.25% of the Fund’s average daily net assets attributable to Class N shares.

The Mid Cap Fund’s payments under the Distribution Plan are treated as expenses of Class N shares of the Fund, and no portion of these payments is allocated to Class I or Class Z shares of the Fund.

For the fiscal year ended May 31, 2017, Class N shares of the Mid Cap Fund paid $217,573 under the Distribution Plan.

Custodian

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 111 Sander Creek Parkway 2nd Floor, East Syracuse, New York 13057, is the custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due to the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769 (the “Transfer Agent”), is the transfer agent and the dividend disbursing agent for the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, Massachusetts 02210, is the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of each Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

With respect to the Funds, the Subadvisory Agreements provide that the Subadviser places all orders for the purchase and sale of securities that are held in each Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadviser to seek to obtain best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadviser shall consider all factors that it deems relevant when assessing best price and execution for a Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadviser is authorized by the Trustees to consider the “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadviser is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadviser. Each Fund may purchase and sell portfolio securities through brokers who provide the Subadviser with research services. Brokerage commissions may be used for the general benefit of all other clients of the Subadviser where legally and contractually permissible.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadviser.

The fees of the Subadviser are not reduced by reason of their receipt of such brokerage and research services. Generally, the Subadviser does not provide any services to a Fund except portfolio investment management and related recordkeeping services. The Investment Manager may request that the Subadviser employs certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

For the fiscal years ended May 31, 2015, May 31, 2016 and May 31, 2017, the Funds paid the following brokerage commissions:

Emerging Companies Fund
Fiscal Year Ended May 31, 2017	$260,945
Fiscal Year Ended May 31, 2016	$319,255
Fiscal Year Ended May 31, 2015	$292,295

Mid Cap Fund
Fiscal Year Ended May 31, 2017	$302,875
Fiscal Year Ended May 31, 2016	$345,739
Fiscal Year Ended May 31, 2015	$425,628

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by a Fund may be directed by that Fund to pay expenses of that Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadviser may consider these brokerage recapture arrangements in selecting brokers to execute transactions for each Fund. In all cases, brokerage recapture arrangements relate solely to expenses of the Funds and not to expenses of the Investment Manager or the Subadviser.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Funds or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in each Fund’s current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager, and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York time at the address listed in each Fund’s current Prospectus on any business day that the NYSE is open for business will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Investment Manager, will also receive that day’s offering price, provided that the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in each Fund’s Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of the Trust, AMG Funds, AMG Funds I, AMG Funds II or AMG Funds IV, subject to applicable restrictions such as minimum investment amounts. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any non-payment for shares. The Funds and the Distributor reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any business day that the NYSE is open for business will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to a Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in each Fund’s current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. The Trust reserves the right to redeem a shareholder account if its value (i) falls below $500 for Class N shares, $25,000 for Class I shares or $50,000 for Class Z shares due to redemptions the shareholder makes, or (ii) is below $100, but, in each case, not until after the Fund gives the shareholder at least 60 days’ notice and the opportunity to increase the account balance to the minimum account balance amount. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash and the assets will be subject to market and other risks until they are sold. The method of valuing portfolio securities is described under “Net Asset Value” below and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for business other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in each Fund’s Prospectus, an investor may exchange shares of a Fund into shares of the same class of other funds in the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, an investor also may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Fund (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders subject to U.S. federal income tax may recognize capital gains or losses on the exchange for U.S. federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in each Fund’s Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment adviser, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Cost Basis Reporting

Upon the sale, redemption or exchange of a Fund’s shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund’s shares you redeemed or exchanged. See each Fund’s Prospectus for more information.

Net Asset Value

Each Fund computes its net asset value (“NAV”) for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each class of a Fund is equal to the value of the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the OTC market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price as of the close of the regular trading hours of the primary market or the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities. In addition, if a foreign exchange or market is closed on a day when the NYSE is open, the value of a security that is traded in the affected foreign exchange or market is the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities, if available, or the last value assigned to the security on the immediately preceding valuation date (unless such value is deemed to be unreliable). Unless a foreign equity security is valued in accordance with the Trust’s procedures for fair valuation of foreign securities, a foreign equity security for which there are no reported sales on the valuation date may be valued at the last quoted bid price or the exchange mean price. Fixed-income securities purchased with a remaining maturity exceeding 60 days are valued at the mean between the evaluated bid and ask prices (the “evaluated mean price”) or evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. In addition, foreign fixed-income securities purchased with a remaining maturity exceeding 60 days may be valued in accordance with the Trust’s procedures for fair valuation of foreign securities. Fixed-income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. With respect to foreign equity securities and foreign fixed-income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level. Notwithstanding the foregoing, foreign currency exchange contracts, subscription stock rights, warrants and other redeemable securities with predetermined values, shares of open end regulated investment companies (excluding ETFs), foreign currencies, IPOs, financial derivatives, foreign investor-only common stock issued by companies in various countries that issue two separate common stock lines (one for foreign investors and one for local investors), and securities halted or delisted due to a corporate action will be valued in accordance with the Fund’s valuation procedures adopted from time to time. The Funds’ portfolio instruments are generally valued using independent pricing services approved by the Board. In the event that the market quotation, price or market based valuation for a portfolio instrument is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances, the portfolio instrument may be valued at fair value, as determined in good faith and pursuant to procedures established by and under the general supervision of the Board. All portfolio instrument valuations described above on a valuation date shall be valuations of such instruments as of or prior to the close of business of the NYSE.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Funds, the Investment Manager or any other party in this regard.

Dividends and Distributions

Each Fund declares and pays dividends and distributions as described in each Fund’s Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN U.S. FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-advantaged retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

U.S. Federal Income Taxation of the Funds—in General

Each Fund has elected to be treated, and intends to qualify and to be eligible to be treated each taxable year, as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and to be so treated, each Fund must, among other things:

(a) derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income, “Qualifying Income”);

(b) invest the Fund’s assets in such a manner that, as of the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as Qualifying Income to a Fund only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in paragraph (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in paragraph (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in paragraph (b) above.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of a Fund as a regulated investment company.

If a Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital losses carried forward from prior years), if any, that it distributes in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any taxable year, or if the Fund were otherwise to fail to qualify for treatment as a regulated investment company for such taxable year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by such a Fund, including any distributions of net tax-exempt income, if any, and net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions might be eligible for treatment as “qualified dividend income” for individuals and for the “dividends-received deduction” for corporate shareholders, in each case as described below. A Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year (or November 30 or December 31 of that year, if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or November 30 of that year, if the Fund is eligible to make and makes the election described above) generally are treated as arising on January 1 of the following calendar year; in the case of a Fund with a December 31 year end that is eligible to make and makes the election described above, no such gains or losses will be so treated. Also for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by a Fund to shareholders in January of a year generally is deemed to have been paid by such Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make sufficient distributions to avoid the imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any “net capital loss” attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.

If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. A Fund must apply such carryforwards first against gains of the same character. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

See each Fund’s most recent annual shareholder report for each Fund’s available capital loss carryforwards as of the end of its most recently ended fiscal year.

Taxation of the Funds’ Investments

Options, Futures, Foreign Currencies, Forward Contracts, Swap Agreements, and Other Derivatives. A Fund’s use of options contracts, futures contracts, foreign currency forward contracts, swap agreements and other derivatives, if any, may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives might also affect the amount, timing, or character of a Fund’s distributions. The character of a Fund’s taxable income will, in some cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. In addition, because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has derived its income from the proper sources, made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification and eligibility for treatment as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, forward contracts, swaps, credit default swaps, short sales, securities loans and other similar transactions, and foreign securities. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term capital gain equal to the premium received.

The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by Section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character (See “Foreign Currency Transactions and Hedging” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear. In addition, the tax treatment of a payment made or received on a swap contract held by a Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts and swaps undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expenses) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions. The consequences to the Funds of certain transactions under the straddle rules remain unclear.

Foreign Currency Transactions and Hedging. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years. However, in certain circumstances, a Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of the Fund’s taxable income and net tax-exempt income (if any).    If such a difference arises, and a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. In the alternative, if a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Repurchase Agreements and Securities Loans. Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders, in each case as described below. In addition, withholding taxes accrued on dividends during the period that such security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund were otherwise to meet the requirements described in “Foreign Taxes,” below.

Real Estate Investment Trusts. Any investment by a Fund in equity securities of REITs qualifying as real estate investment trusts under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the “corporate dividends-received deduction” and generally will not constitute “qualified dividend income.” See “Federal Income Taxation of Shareholders,” below.

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could subject the Fund to a U.S. federal income tax or other charge (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to the Fund’s shareholders. However, in certain circumstances, a Fund may avoid this tax treatment by electing to treat the PFIC as a “qualified electing fund” (i.e., make a “QEF” election), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the

PFIC. Alternatively, a Fund may elect to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold (and repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in underlying U.S. funds, it may not make such elections; rather, the underlying U.S. funds directly investing in PFICs would decide whether to make such elections. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” See “Federal Income Taxation of Shareholders,” below.

Investments in Other RICs. A Fund’s investments in shares of other mutual funds, ETFs or other companies that are treated as regulated investment companies (each, an “underlying RIC”), as well as certain investments in REITs, can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

If a Fund receives dividends from an underlying RIC, and the underlying RIC reports such dividends as “qualified dividend income,” then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the “dividends-received deduction,” then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC. Qualified dividend income and the dividends-received deduction are described below.

Mortgage-Related Securities. Certain of the Funds may invest directly or indirectly (e.g. through REITs) in residual interests in real estate mortgage investment conduits (“REMICs”), including by investing in collateralized mortgage obligations with respect to which an election to be treated as a REMIC is in effect, or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts (see “Tax-Exempt Shareholders” below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder; will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Taxes. A Fund’s income from or on the proceeds of its investments in non-U.S. assets may be subject to withholding and other taxes imposed by foreign countries. This will decrease a Fund’s return on securities subject to such taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known. Shareholders generally will not be entitled separately to claim a credit or deduction with respect to foreign taxes incurred by a Fund. If shareholders are not so entitled, a Fund’s taxable income will be reduced by the foreign taxes paid or withheld. Shareholders are advised to consult their own tax advisors with respect to the treatment of foreign source income and foreign taxes under the U.S. federal income tax laws.

Taxation of Certain Investments. Including as described above, certain of each Fund’s investments will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (as defined below) than if the Fund had not held such investments. The character of a Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains, includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption, exchange, or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income, if any, and may distribute its net capital gain. Taxable income that is retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by a Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder even though, from an investment standpoint, it may constitute a partial return of capital. In particular, a shareholder that purchases shares of a Fund just prior to a taxable distribution will then receive a return of investment upon distribution, which may nevertheless be taxable to the shareholder as ordinary income or capital gain.

“Qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC. Distributions received by a Fund from REITs generally will not constitute qualified dividend income.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only capital gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

A portion of the dividends paid by the Funds to shareholders that are corporations (other than S corporations) may be eligible for the 70% dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by a Fund from PFICs and REITs will not qualify for the corporate dividends-received deduction. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains the Fund realizes that year, in which case the excess generally will be treated as a return of capital to shareholders. A return of capital reduces a shareholder’s tax basis in such Fund’s shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its Fund shares, thus reducing any loss or increasing any gain on the subsequent taxable disposition by a shareholder of those shares.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Sale, Exchange or Redemption of Shares. The sale, exchange or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shareholder has held such Fund shares for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares.

Further, all or a portion of any loss realized upon a taxable disposition of shares of a Fund will be disallowed under the Code’s “wash sale” rule if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the sale, exchange or redemption of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide a shareholder and the IRS with cost basis and certain other related tax information about the Fund shares the shareholder sold, exchanged or redeemed. See each Fund’s Prospectus for more information.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a regulated investment company, such as a Fund, that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October of 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other disqualified organization shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans.

Foreign Shareholders

Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a regulated investment company that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g. dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and regulated investment companies that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund would be required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of a Fund.

Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

Each Fund generally does not expect that it will be a QIE.

Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts.

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder of a Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and on or after January 1, 2019, 30% of the gross proceeds of redemptions, sales and exchanges and certain Capital Gain Dividends it pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends).

Prospective investors are urged to consult their tax advisors regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

State and Local Taxes

Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor any of the Funds is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. However, each Fund may be subject to state and/or local taxes in other jurisdictions in which such Fund is deemed to be doing business. In addition, the treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in a Fund.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust (the “By-Laws”) are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees and consent of the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of three classes of shares of each Fund: Class N, Class I and Class Z shares.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in any Fund or assets of another series, if applicable. Each share of each Fund represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. Shares of each Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in each Fund’s current Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each share held of a Fund (or a proportionate fractional vote in respect of a fractional share held), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number of the Trustees and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Trust’s Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Conduct of the Trust’s Business

Forum for Adjudication of Disputes. The By-Laws provide that unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any action or proceeding brought on behalf of the Trust or the shareholders, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer, or other agent of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Massachusetts Business Corporation Act or the Declaration of Trust or the By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or the By-Laws or any agreement contemplated by any provision of the 1940 Act, the Declaration of Trust or the By-Laws, or (v) any action asserting a claim governed by the internal affairs doctrine shall be within the federal or state courts in the Commonwealth of Massachusetts (each, a “Covered Action”). The By-Laws further provide that if any Covered Action is filed in a court other than in a federal or state court sitting within the Commonwealth of Massachusetts (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the Commonwealth of Massachusetts in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder’s counsel in the Foreign Action as agent for such shareholder.

Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be (i) deemed to have notice of and consented to the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forum referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Derivative and Direct Claims of Shareholders. The By-Laws contain provisions regarding derivative and direct claims of shareholders. As used in the By-Laws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under Article 11 of the By-Laws, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, are considered a “derivative” claim as used in the By-Laws.

A shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf or for the benefit of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result. The Trustees shall consider such demand within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or any series or class of shares, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholders, and no suit, proceeding or other action shall be commenced or maintained after a decision to reject a demand. Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf or for the benefit of the Trust who is not an “interested person” (as that term is defined in the 1940 Act) will be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

A shareholder may not bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees, or officers predicated upon an express or implied right of action under the Declaration of Trust or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. The Trustees shall consider such request within 90 days after its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.

Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims.

Additional Information

This SAI and each Fund’s Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Trust’s Registration Statement, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and each Fund’s Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the Trust’s Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in each Fund’s Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. Each Fund’s Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

On September 27, 2010, each Fund acquired the assets of its respective Predecessor Fund. The Emerging Companies Fund (Class N and Class I shares), and the Mid Cap Fund (Class N, Class I and Class Z shares) were the accounting and performance survivors of these transactions.

Each Fund’s audited Financial Statements for the fiscal year ended May 31, 2017 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm from each Fund’s Annual Report for the fiscal year ended May 31, 2017 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual and Semi-Annual Reports are available without charge, upon request, by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

APPENDIX A

CADENCE CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY AND PROCEDURES

Effective January 31, 2013

Cadence Capital Management LLC

Proxy Voting Policy and Procedures

General Policy

Cadence Capital Management LLC (the “Company”) votes proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company’s primary objective is to make voting decisions solely in the best interests of its clients. The Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

This policy sets forth the general standards for proxy voting whereby the Company has authority to vote its clients’ proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

Responsibility for Voting Decisions

Chief Investment Officer

Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of the Chief Investment Officer of the Company to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any. In order to ensure that this obligation is carried out, the Chief Investment Officer of the Company shall designate an employee to be responsible for all aspects of the exercise of shareholder rights (the “Proxy Voting Designee”).

Proxy Voting Designee

The Proxy Voting Designee shall be governed by this policy and will perform the following duties:

•	Execute or engage a third party service provider to vote proxies.

•	Maintain a log describing the resolution of any conflicts of interest between the Company and its clients. Such log should provide adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients.

•	Approve and monitor the outsourcing of voting obligations to third parties.

•	Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Company’s Chief Compliance Officer shall also review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third-party services.

Outsourcing The Proxy Voting Process

To assist in the proxy voting process, the Company may retain an independent third-party service provider (the “Proxy Voting Service”) to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to the Company should offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.

Obligation to Vote Must be Clearly Established

When an investment management or client relationship is established, the obligation of the Company to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities. Therefore, the Company’s obligation with respect to voting rights should be explicitly identified in each client’s Investment Management Agreement.

Voting Proxies

Written Voting Guidelines

The Company has adopted the Voting Guidelines (the “Voting Guidelines”) of its Proxy Voting Service, ISS. These Voting Guidelines are attached hereto as (See Appendix No. 1). The Company may instruct the Proxy Voting Service to vote in a manner that is inconsistent with the Voting Guidelines or the Proxy Voting Service’s recommendation upon a client’s request.

Flexibility

The Voting Guidelines address routine as well as significant matters commonly encountered. The Voting Guidelines permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

Limitations on Voting Proxies

The Company or its Proxy Voting Service shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, the Company or its Proxy Voting Service may refrain from voting a proxy on behalf of the clients’ accounts.

In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, the Company may refrain from voting a proxy on behalf of its clients’ accounts due to de minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Resolving Conflicts of Interest

The Company may have conflicts that can affect how it votes its clients’ proxies. For example, the Company may manage a pension plan whose management is sponsoring a proxy proposal. The Company may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, the Company may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interests of the client affected by the shareholder right. For this reason, the Company shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Voting Designee shall be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

Making Appropriate Disclosures to Clients

The Company shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement (See Appendix No. 2). The delivery of this statement can be made in Part 2 of Form ADV or under separate cover on an annual basis and, on a periodic basis in response to client requests. In the initial year of adoption of this policy, a letter should accompany Form ADV that advises clients of the new disclosure.

Creating and Maintaining Appropriate Records

Recordkeeping Requirements

In keeping with applicable law,1 the Company or its voting agent shall keep records of the following:

•	Copies of the Proxy Voting Policy and Procedures;

•	Copies or records of each proxy statement received with respect to clients’ securities for whom the Company exercises voting authority; Records of votes cast on behalf of clients;

•	Records of each vote cast as well as certain records pertaining to the Company’s decision on the vote;

[1]	SEC rule 206(4)-6 [17CFR 275.206(4)-6] and amendments to rule 204-2 [17-CFR 275.204-2] under the Investment Advisers Act of 1940 [15 U.S.C. 80b] (“Advisers Act” or “Act”)

•	Records of written client request for proxy voting information; and

•	Records of written responses from the Company to either written or oral client request.

Retention of Records

Records are kept for at least six years following the date that the vote was cast. The Company may maintain the records electronically. Third-party service providers may be used to maintain proxy statements and proxy votes.

Providing Clients Access to Voting Records

Access by Clients

Generally, clients of the Company have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds (if any) managed by the Company shall have such access to voting records pursuant to the governing documents of the commingled fund.

Access by Third Parties

Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

Appendix 2

Form ADV Disclosure

Description of Proxy Voting Policy and Procedures

Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best economic interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Cadence has adopted the written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) of its proxy voting service, ISS. The Proxy Guidelines are reasonably designed to ensure that Cadence is voting in the best interest of its clients. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client’s request, Cadence may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, Cadence may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. Cadence may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, Cadence may refrain from voting a proxy on behalf of its clients’ accounts due to de minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate, failures by ADP or a client’s custodian to forward proxies in a timely manner and inability to vote proxies due to securities lending arrangements. For example, Cadence may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on Cadence’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, Cadence has retained an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in Cadence’s handling of proxy voting responsibilities.

Conflicts of Interest

Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s Chief Compliance Officer is responsible for addressing how Cadence resolves such material conflicts of interest with its clients.

To obtain a copy of the Policy Guidelines or to obtain information on how your account’s securities were voted, please contact your account representative.

Appendix No. 1

ISS 2017 Americas Proxy Voting Guidelines Updates

Americas

U.S., Canada, and Latin America

Proxy Voting Guidelines Updates

2017 Benchmark Policy Recommendations

www.issgovernance.com

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

UNITED STATES

BOARD OF DIRECTORS- VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Restricting Binding Shareholder Proposals

•	Current General Recommendation: None.

Key Changes:

•	Adoption of a new policy under Director Accountability where shareholders do not have the ability to amend the bylaws.

•	New General Recommendation: Generally vote against or withhold from members of the governance committee if:

The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Rationale for Update:

Shareholders’ ability to amend the bylaws is a fundamental right. Under SEC Rule 14a-8, shareholders who have held shares valued at $2,000 or more for one year are permitted to submit shareholder proposals, both precatory and binding, to amend the bylaws. Some states permit companies to restrict this right in their charters. These prohibitions amount to a material diminution of shareholder rights. Although some companies have offered management proposals as alternatives, these often have greater ownership or holding period requirements and have typically not been well received by the shareholders of non-controlled companies.

Client feedback indicates that these prohibitions flew under the radar until relatively recently. Over the last several years, shareholders have submitted precatory proposals seeking the right to amend the bylaws at a number of companies that do not provide this right to shareholders. A number of these campaigns were contentious and generated interest on the topic among members of the wider investor community.

Unilateral Bylaw/Charter Amendments - IPO Companies

•	Current General Recommendation: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by- case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, considering the following factors:

•	The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;

•	The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,

•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote case-by-case on director nominees in subsequent years.

Key Changes:

•	The heading will be amended to read: Unilateral Bylaw/Charter Amendments and Problematic Capital Structures;

•	Adverse vote recommendations for director nominees will generally be warranted if a company completes its public offering with a multi-class capital structure in which the classes do not have identical voting rights;

•	A vote by shareholders within 3 years will be insufficient; a sunset provision will be necessary.

•	New General Recommendation: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by- case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:

•	The level of impairment of shareholders’ rights;

•	The disclosed rationale;

•	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;

•	Any reasonable sunset provision; and

•	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

Rationale for Update:

There has been an increase in the number of companies completing initial public offerings with multi-class capital structures:

Year	# of IPO companies with multi-class structures
2006	8
2007	6
2008	9
2009	2
2010	4
2011	6
2012	11
2013	12
2014	21
2015	18
2016 (as of Aug. 30)	17

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

The 2016 – 2017 policy survey results indicate that a majority of investor respondents are in favor of issuing adverse vote recommendations for director nominees when a company completes its initial public offering with a multi-class structure or a multi-class structure with no sunset provision for unequal voting rights.

Overboarded Directors

•	Current General Recommendation: Vote against or withhold from individual directors who:

•	Sit on more than six public company boards; with respect to annual meetings on or after Feb. 1, 2017[1], sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[2].

Key Changes:

•	The one-year transition period from six to five public company boards is ending.

•	New General Recommendation: Generally vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[2].

Rationale for Update:

The transition period for the implementation of the new overboarding vote recommendations is coming to an end.

[1]	This policy change includes a 1-year transition period to allow time for affected directors to address necessary changes if they wish.
[2]	Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

CAPITAL

Stock Distributions: Splits and Dividends

•	Current General Recommendation: Vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Key Change:

•	Increase is being modified to the effective increase.

•	New General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Rationale for Update:

A clarification of the policy as it pertains to forward stock splits and stock dividends is relevant because proposals to increase authorized common shares may be tied to the implementation of a planned stock split or stock dividend.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

COMPENSATION

Equity-Based and Other Incentive Plans

•	Current General Recommendation: Vote case-by-case on certain equity-based compensation plans[3] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars:

•	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Automatic single-triggered award vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan.

•	Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Key Changes:

•	Add dividends payable prior to vesting as a plan feature.

•	New General Recommendation: Vote case-by-case on certain equity-based compensation plans[3] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars:

[3]	Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

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© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

•	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Automatic single-triggered award vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three-year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Rationale for Update:

In addition to minor changes to various factor weightings, the updated policy includes an additional factor: an evaluation of the payment of dividends on unvested awards. From an incentive and retention perspective, dividends on unvested awards should be paid only after the underlying awards have been earned and not during the performance/service vesting period. Under this new factor, full points will be earned if the equity plan expressly prohibits, for all award types, the payment of dividends before the vesting of the underlying award (however, accrual of dividends payable upon vesting is acceptable). No points will be earned if this prohibition is absent or incomplete                (i.e. not applicable to all award types). A company’s general practice (not enumerated in the plan document) of not paying dividends until vesting will not suffice.

Modifications were also made to the minimum vesting factor. First, an equity plan must specify a minimum vesting period of one year for all award types under the plan in order to receive full points for this factor. Second, no points will be earned if the plan allows for individual award agreements that reduce or eliminate the one-year vesting requirement. Additional information about updates to the EPSC policy will be included in ISS’ Equity Compensation Plans FAQ document to be updated and published in December 2016.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

(formerly “Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)”

•	Current General Recommendation: Generally vote for proposals to approve or amend executive incentive plans if the proposal:

•	Is only to address administrative features;

•	Places a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m);

•	Adds performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate; or

•	Covers cash or cash and stock plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote against such proposals if:

•	The compensation committee does not fully consist of independent outsiders, per ISS’ Categorization of Directors; or

•	The plan or proposal contains excessive problematic provisions.

Vote case-by-case on such proposals if:

•	In addition to seeking 162(m) tax treatment, the amendment may cause the transfer of additional shareholder value to employees (e.g., by requesting additional shares, extending the option term, or expanding the pool of plan participants). Evaluate the Shareholder Value Transfer in comparison with the company’s allowable cap; or

•	A company is presenting the plan to shareholders for Section 162(m) favorable tax treatment for the first time after the company’s initial public offering (IPO). Perform a full standard as applicable.

Key Changes:

•	The policy has been renamed and reorganized to more clearly differentiate the evaluation framework applicable to the various types of amendment proposals.

•	New General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent outsiders, per ISS’ Categorization of Directors. Note that if the company is presenting the plan to shareholders for the first time after the company’s initial public offering (IPO), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent outsiders, per ISS’ Categorization of Directors.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•	If the proposal requests additional shares and/or the amendments may potentially increase the transfer of shareholder value to employees, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•	If the plan is being presented to shareholders for the first time after the company’s IPO, whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•	If there is no request for additional shares and the amendments are not deemed to potentially increase the transfer of shareholder value to employees, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown for informational purposes.

Rationale for Update:

This update is intended to clarify ISS’ approach for evaluating the different types of proposals involving amendments to cash and equity incentive plans. Specifically, this update more clearly differentiates the evaluation framework applicable to amendment proposals presented for Section 162(m) purposes only, or those involving multiple bundled amendments, amendments with or without new share requests, amendments potentially increasing cost, etc.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

DIRECTOR COMPENSATION

Shareholder Ratification of Director Pay Programs

•	Current General Recommendation: None.

Key Changes:

•	Codify the evaluation framework applied to newly-seen U.S. ratification of non-employee director pay programs.

•	New General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Rationale for Update:

There have been a number of recent high profile lawsuits regarding excessive non-employee director (“NED”) compensation that reflect increasing shareholder scrutiny on the topic. In response, some companies have put forth advisory proposals seeking shareholder ratification of their NED pay programs. ISS evaluated several director pay proposals during the 2016 proxy season, and we expect to see more submitted to a shareholder vote. Accordingly, a policy framework to evaluate such proposals is necessary. The new policy incorporates the same qualitative factors that ISS will use under its updated policy to evaluate NED equity plans.

Equity Plans for Non-Employee Directors

•	Current General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three year burn rate relative to its industry/market cap peers; and

•	Certain plan features.

On occasion, director stock plans that set aside a relatively small number of shares will exceed the plan cost or burn rate benchmark when combined with employee or executive stock compensation plans. In such cases, vote for the plan if all of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer;

•	Vesting schedule or mandatory holding/deferral period:

•	A minimum vesting of three years for stock options or restricted stock; or

•	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

•	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

•	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement benefits, or perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non- employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Key Changes:

•	Clarify and broaden the various factors considered when assessing the reasonableness of non-employee director (“NED”) equity plans.

•	Update the list of factors by including new factors (including relative pay magnitude and meaningful pay limits) and simplifies the language for the factors already considered.

•	New General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers; and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Rationale for Update:

In addition to broadening the factors considered, the updated policy clarifies that when a NED equity plan is determined to be relatively costly, ISS’ vote recommendation will be case-by-case, looking holistically at all of the factors, rather than requiring that all enumerated factors meet certain minimum criteria. This updated policy aligns the considered factors with the same ones provided under ISS’ new policy on proposals seeking ratification of non- employee director pay programs.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

CANADA

AUDIT-RELATED

Ratification of Auditors and Votes on Audit Committee Members (TSX and TSXV)

•	Current General Recommendation: Vote for proposals to ratify auditors unless the following applies:

•	Non-audit related fees paid to the auditor exceed audit-related fees.

Excessive Non-Audit Fees (TSX and TSXV)

•	Current General Recommendation: Vote withhold for individual directors who are members of the audit committee as constituted in the most recently completed fiscal year if:

•	Non-audit fees (Other Fees) paid to the external audit firm exceed audit and audit-related fees.

Key Changes:

The nature of tax fees paid to the external audit firm will be scrutinized to ensure that tax fees not directly related to tax compliance services will be reallocated to “Other” fees when determining excessive non-audit fees. In the absence of sufficient breakdown of amounts involved for various tax related services, all tax fees paid to the external audit firm    will be deemed as including tax advice and consulting services including where boiler plate language indicates that “Tax fees were paid for tax compliance, tax advice and tax planning services”, resulting in some or all of the fees being reallocated to “Other” fees.

•	New General Recommendation: Vote for proposals to ratify auditors unless the following applies:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

•	New General Recommendation: Vote withhold for individual directors who are members of the audit committee as constituted in the most recently completed fiscal year if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

Rationale for Update:

In the aftermath of past audit related scandals involving certain public companies, most notably Enron, shareholders have scrutinized non-audit related fees paid to external audit firms to flag potential conflicts of interest and possible compromise of auditor independence. ISS recognizes that certain tax-related services, e.g. tax compliance and preparation, are most economically provided by the audit firm. Tax compliance and preparation include the preparation of original and amended tax returns, refund claims, and tax payment planning. However, other services in the tax category, e.g. tax advice, planning, or consulting fall more into a consulting category. Therefore, these fees are separated from the tax compliance/preparation category and are added to the Non-audit (Other) fees for the purpose of determining whether excessive non-audit related fees have been paid to the external audit firm in the most recent year.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

Pursuant to Canadian regulation, companies must break down the fees charged by auditors into four categories: Audit, Audit-Related, Tax Fees and Other Fees. Issuers must “disclose, under the caption ‘Tax Fees’, the aggregate fees billed    in each of the last two fiscal years for professional services rendered by the issuer’s external auditor for tax compliance, tax advice, and tax planning. Include a description of the nature of the services comprising the fees disclosed under this category.”

This update aligns the treatment of tax fees under Canadian policy with that of other ISS global market policies.

BOARD OF DIRECTORS- VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Definition of Independence- Related Party Transactions (TSX and TSXV)

•	Current Definition:

Transactional, Professional, Financial, and Charitable Relationships

•	Currently provides (or a relativevi provides) professional services to the company, its affiliates[i] or to its officers.

•	Is (or a relativevi is) a partner, controlling shareholder or an employee of, an organization that provides professional services to the company, to an affiliate of the company, or to an individual officer of the company or one of its affiliatesi.

•	Currently employed by (or a relativevi is employed by) a significant customer or supplierviii of the company or its affiliates[i].

•	Is (or a relativevi is) a trustee, director or employee of a charitable or non-profit organization that receives materialix grants or endowments from the company or its affiliates[i] .

•	Has, or is (or a relativevi is) a partner, controlling shareholder or an employee of, an organization that has a transactional relationship with the company or its affiliates[i], excluding investments in the company through a private placement.

Key Change:

•	Add a footnote viii to clarify that “The terms “Currently”, “Is” or “Has” in the context of Transactional, Professional, Financial, and Charitable Relationships will be defined as having been provided at any time within the most recently completed fiscal year and/or having been identified at any time up to and including the annual shareholders’ meeting. “

•	New Definition of Independence:

See new table for the Canadian Definition of Independence below.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

2017 ISS Canadian Definition of Independence (TSX and TSXV)

1.	Inside Director (I)

1.1. Employees of the company or its affiliatesi.

1.2. Non-employee officer of the company or its affiliatesi if he/she is among the five most highly compensated.

1.3. Current interim CEO or any other current interim executive of the company or its affiliatesi.

1.4. Beneficial owner of company shares with more than 50 percent of the outstanding voting rights (this may be aggregated if voting power is distributed among more than one member of a group)ii.

2.	Affiliated Outside Director (AO)

Former/Interim CEOiii

2.1. Former CEO of the company or its affiliatesi within the past five yearsiv or of an acquired company within the past five years.

2.2. Former interim CEO of the company or its affiliatesi within the past five yearsiv if the service was longer than 18 months or if the service was between 12 and 18 months and the compensation was high relative to that of the other directors or in line with a CEO’s compensationv at that time.

2.3. CEO of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five yearsiv.

Non-CEO Executivesiii

2.4. Former executive of the company, an affiliate, or a firm acquired within the past three years.

2.5. Former interim executive of the company or its affiliatesi within the past three years if the service was longer than 18 months or if the service was between 12 and 18 months, an assessment of the interim executive’s terms of employment including compensation relative to other directors or in line with the top five NEOs at that time.

2.6. Executive of a former parent or predecessor firm at the time the company was sold or split off from parent/predecessor within the past three years.

2.7. Executive, former executive of the company or its affiliatesi within the last three years, general or limited partner of a joint venture or partnership with the company.

Relatives

2.8. Relativevi of current executive officervii of the company or its affiliatesi.

2.9. Relativevi of a person who has served as an executive officer of the company or its affiliatesi within the last three years.

Transactional, Professional, Financial, and Charitable Relationshipsviii

2.10. Currently provides (or a relativevi provides) professional services to the company, its affiliatesi or to its officers.

2.11. Is (or a relativevi is) a partner, controlling shareholder or an employee of, an organization that provides professional services to the company, to an affiliate of the company, or to an individual officer of the company or one of its affiliatesi.

2.12. Currently employed by (or a relativevi is employed by) a significant customer or supplierix of the company or its affiliatesi.

2.13. Is (or a relativevi is) a trustee, director or employee of a charitable or non-profit organization that receives materialx grants or endowments from the company or its affiliatesi.

2.14. Has, or is (or a relativevi is) a partner, controlling shareholder or an employee of, an organization that has a transactional relationship with the company or its affiliatesi, excluding investments in the company through a private placement.

Other Relationships

2.15. Has a contractual/guaranteed board seat and is party to a voting agreement to vote in line with management on proposals being brought to shareholders.

2.16. Founderxi of the company but not currently an employee.

2.17. Has any material relationship with the company or with any one or more members of management of the company.

Board Attestation

2.18. Board attestation that an outside director is not independent.

3.	Independent Outside Director (IO)

3.1. No material ties to the company other than board seat.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

Footnotes:

i	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii	Under this definition, officers of an entity and/or its affiliates holding more than 50 percent of the outstanding voting rights will be considered insiders.

iii	When there is a former CEO or other officer of a capital pool company (CPC) or special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

iv	The determination of a former CEO’s classification following the five year cooling-off period will be considered on a case-by-case basis. Factors taken into consideration may include but are not limited to: management/board turnover, current or recent involvement in the company, whether the former CEO is or has been Executive Chairman of the board or a company founder, length of service with the company, any related party transactions, consulting arrangements, and any other factors that may reasonably be deemed to affect the independence of the former CEO.

v	ISS will look at the terms of the interim CEO’s compensation or employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO.

vi	Relative refers to immediate family members including spouse, parents, children, siblings, in-laws and anyone sharing the director’s home.

vii	Executive Officer will include: the CEO or CFO of the entity; the president of the entity; a vice-president of the entity in charge of a principal business unit, division or function; an officer of the entity or any of its subsidiary entities who performs a policy making function in respect of the entity; any other individual who performs a policy-making function in respect of the entity; or any executive named in the Summary Compensation Table.

viii	The terms “Currently”, “Is” or “Has” in the context of Transactional, Professional, Financial, and Charitable Relationships will be defined as having been provided at any time within the most recently completed fiscal year and/or having been identified at any time up to and including the annual shareholders’ meeting.

ix	If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of recipient’s gross revenues (the recipient is the party receiving proceeds from the transaction).

x	“Material” is defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

xi	The operating involvement of the Founder with the company will be considered. Little or no operating involvement may cause ISS to deem the Founder as an independent outsider.

Rationale for Update:

To provide clarification and enhance transparency with respect to the current implementation of this guideline within the policy document.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

SHAREHOLDER RIGHTS & DEFENSES

Poison Pills (Shareholder Rights Plans) (TSX and TSXV)

As required by the TSX, the adoption of a shareholder rights plan must be ratified by shareholders within six months of adoption.

•	Current General Recommendation: Vote case-by-case on management proposals to ratify a shareholder rights plan (poison pill) taking into account whether it conforms to ‘new generation’ rights plan best practice guidelines and its scope is limited to the following two specific purposes:

•	To give the board more time to find an alternative value enhancing transaction; and

•	To ensure the equal treatment of all shareholders.

Vote against plans that go beyond these purposes if:

•	The plan gives discretion to the board to either:

•	Determine whether actions by shareholders constitute a change in control;

•	Amend material provisions without shareholder approval;

•	Interpret other provisions;

•	Redeem the rights or waive the plan’s application without a shareholder vote; or

•	Prevent a bid from going to shareholders.

•	The plan has any of the following characteristics:

•	Unacceptable key definitions;

•	Reference to Derivatives Contracts within the definition of Beneficial Owner;

•	Flip over provision;

•	Permitted bid minimum period greater than 60 days;

•	Maximum triggering threshold set at less than 20 percent of outstanding shares;

•	Does not permit partial bids;

•	Includes a Shareholder Endorsed Insider Bid (SEIB) provision;

•	Bidder must frequently update holdings;

•	Requirement for a shareholder meeting to approve a bid; and

•	Requirement that the bidder provide evidence of financing.

•	The plan does not:

•	Include an exemption for a “permitted lock up agreement”;

•	Include clear exemptions for money managers, pension funds, mutual funds, trustees, and custodians who are not making a takeover bid; and

•	Exclude reference to voting agreements among shareholders.

Key Changes:

•	ISS Canadian Voting Guidelines applicable to shareholder rights plans are being updated to reflect the new regulatory requirement for a minimum deposit period for all non-exempt take-over bids as set out in National Instrument 62-104 Take-Over Bids and Issuer Bids.

•	New General Recommendation: Vote case-by-case on management proposals to ratify a shareholder rights plan (poison pill) taking into account whether it conforms to ‘new generation’ rights plan best practice guidelines and its scope is limited to the following two specific purposes:

•	To give the board more time to find an alternative value enhancing transaction; and

•	To ensure the equal treatment of all shareholders.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

Vote against plans that go beyond these purposes if:

•	The plan gives discretion to the board to either:

•	Determine whether actions by shareholders constitute a change in control;

•	Amend material provisions without shareholder approval;

•	Interpret other provisions;

•	Redeem the rights or waive the plan’s application without a shareholder vote; or

•	Prevent a bid from going to shareholders.

•	The plan has any of the following characteristics:

•	Unacceptable key definitions;

•	Reference to Derivatives Contracts within the definition of Beneficial Owner;

•	Flip over provision;

•	Permitted bid minimum period greater than 105 days;

•	Maximum triggering threshold set at less than 20 percent of outstanding shares;

•	Does not permit partial bids;

•	Includes a Shareholder Endorsed Insider Bid (SEIB) provision;

•	Bidder must frequently update holdings;

•	Requirement for a shareholder meeting to approve a bid; and

•	Requirement that the bidder provide evidence of financing.

•	The plan does not:

•	Include an exemption for a “permitted lock up agreement”;

•	Include clear exemptions for money managers, pension funds, mutual funds, trustees, and custodians who are not making a takeover bid; and

•	Exclude reference to voting agreements among shareholders.

Rationale for Update:

The Canadian Securities Administrators adopted amendments to Canada’s take-over bid regime that came into effect May 2016. National Instrument 62-104 Take-Over Bids and Issuer Bids now sets out specific bid requirements in regulation, most of which had long been incorporated into ISS Canadian policy guidelines for shareholder rights plans in Canada. One significant change was made, however, to the permitted minimum deposit period for all non-exempt take-over bids. The final regulation has established that such bids are subject to a minimum deposit period of 105 days, with board discretion to reduce that period under certain circumstances, but in no event to less than 35 days.

The proposed policy update will align ISS guidelines with the new minimum deposit period required by regulation.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

COMPENSATION

Director Compensation- TSX

•	Current General Recommendation: None.

Key Changes:

•	Introduce a policy for TSX-listed companies to identify significant problematic non-employee director compensation practices that would result in a negative vote recommendation at the board level in addition to, or in the absence of, the ability to register a negative vote for the problematic award or payment or plan under which it is made.

•	New General Recommendation: On a case-by-case basis, generally vote withhold for members of the committee responsible for director compensation (or, where no such committee has been identified, the board chair or full board) where director compensation practices which pose a risk of compromising a non-employee director’s independence or which otherwise appear problematic from the perspective of shareholders have been identified, including:

•	Excessive (relative to standard market practice) inducement grants issued upon the appointment or election of a new director to the board (consideration will be given to the form in which the compensation has been issued and the board’s rationale for the inducement grant);

•	Performance-based equity grants to non-employee directors which could pose a risk of aligning directors’ interests away from those of shareholders and toward those of management; and

•	Other significant problematic practices relating to director compensation.

Rationale for Update:

As non-employee director compensation schemes increase in quantum and complexity, this policy is intended to identify highly problematic practices relating to director compensation which would result in a negative vote recommendation. The issuance of excessive inducement grants to non-employee directors can create problematic incentives which may compromise an otherwise independent director’s judgement or foster divergent incentives between those directors who have recently received such awards and those who have not. Similarly, the issuance of performance-based equity awards (e.g. performance share units or PSUs) to non-employee directors may increase the risk of misaligning directors’ interests away from the interests of shareholders.

Based on discussions with institutional investors, this policy is intended to highlight and oppose these and other highly problematic non-employee director compensation practices and to reflect best practices within the Canadian market as outlined by the Canadian Coalition for Good Governance’s 2011 Director Compensation Principles.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

BRAZIL

BOARD OF DIRECTORS - DIRECTOR ELECTIONS

•	Current General Recommendation: Vote for the bundled election of directors, unless:

•	Adequate disclosure of management nominees has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote against the bundled election of directors if the post-election board at Novo Mercado and Nivel 2 companies is not at least 30-percent independent.

Vote against the bundled election of directors if the names of the management nominees are not disclosed in a timely manner prior to the meeting.

Vote abstain on the election of directors and fiscal council members nominated by non-controlling shareholders presented as a separate voting item if the nominee names are not disclosed in a timely manner prior to the meeting.

Vote for individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote on a case-by-case basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Vote against individual directors, members of a committee, or the entire board due to a conflict of interest that raises significant potential risk, in the absence of mitigating measures and/or procedures.

Key Changes:

•	Establish a minimum board independence threshold for companies listed under the Nivel 1 and Traditional segments of the Sao Paulo Stock Exchange (BM&FBovespa). Currently, only companies listed under the highest corporate governance segments (Novo Mercado and Nivel 2) were subjected to a minimum board-independence level under ISS policy.

•	Improve the policy framework for the analysis of the election of minority nominees presented under separate election proposals, in accordance with the Brazilian Law. The policy update clarifies that ISS will prioritize the vote recommendation for the election of minority nominees, when timely disclosure is provided, consistent with:

•	the increased shareholder activism in the market;

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

•	the upcoming regulatory changes, specifically Instruction 561, issued by the Brazilian Securities Exchange (CVM), establishing the remote voting card mandatory for Brazilian issuers (main index companies) as of January 2017, and for the entire market as of January 2018; and

•	the voting execution requirements in the market.

•	New General Recommendation: Vote for the bundled election of management nominees, unless:

•	Adequate disclosure of management nominees has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests;

•	The board fails to meet minimum corporate governance standards; or

•	Minority shareholders have presented timely disclosure of minority board nominees to be elected under separate elections, as allowed under Brazilian law (see Election of Minority Nominees – Separate Election below).

Minimum Independence Levels

Vote against the bundled election of directors if the post-election board at Novo Mercado and Nivel 2 companies is not at least 30-percent independent.

Vote against the bundled election of directors if the post-election board at Nivel 1 and Traditional companies do not have at least one independent member. While the companies listed under the Nivel 1 differentiated segment will be affected by this change in ISS policy as of Feb. 1, 2017, companies in the Traditional group will have until Feb. 1, 2018, to adjust to this new policy.

Vote for individual management nominees unless there are specific concerns about the individual, such as criminal wrongdoing, breach of fiduciary responsibilities, or lack of sufficient board independence.

Election of Minority Nominees (Separate Election)

Article 141 of the Brazilian Corporate Law grants the rights to minority common and preferred shareholders to appoint one member each to the board of directors in a separate election in which the controlling shareholder is not allowed to vote.

Brazilian Corporate Law only requires controlling shareholders to disclose their nominee slate 15 days prior to the shareholder meeting. Minority stockholders can present the names of their nominees up to the time of the meeting.

When a separate election for a minority nominee is on ballot, minority ordinary shareholders can vote on a single election item, either on the separate election proposal to elect a minority board representative or the management nominees/slate.

•	General Recommendation: Vote for the election of minority board nominees (ordinary and preferred holders), as well as minority fiscal council nominees, presented under a separate election when timely disclosure is provided of their names and biographical information, in the absence of other concerns regarding the proposed nominees. If competing minority nominees are disclosed by different minority shareholders, the contested election policy will be applied.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

When a separate election is presented for minority board and/or fiscal council nominees, ISS will prioritize the support for the election of minority representatives, if timely disclosure is provided, and a “Do Not Vote” recommendation may be issued for the management nominees.

On the other hand, in the absence of timely disclosure regarding minority nominees, a “Do Not Vote” or an “ABSTAIN’ recommendations may be issued for the separate minority election proposal, and a vote recommendation would be presented for the management slate in accordance with the aforementioned policy.

ISS will update its report and vote recommendations, as applicable, on a best effort basis, whenever the names and biographical information of minority nominees are disclosed following the publication of the original report, up to a minimum of eight days prior to the shareholder meeting, in which case priority will be given to allow minority shareholders to elect a representative to the board of directors and/or fiscal council.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Vote against individual directors, members of a committee, or the entire board due to a conflict of interest that raises significant potential risk, in the absence of mitigating measures and/or procedures.

Rationale for Update:

Brazil is one of the most challenging countries for proxy voting execution. The country has witnessed a significant increase in shareholder activism translated in the effort to increase minority board and fiscal council representations in light of unprecedented corruption investigations, melting stock prices, a push for greater board accountability, and changing regulations. The policy update seeks to provide greater transparency in the event of the election of minority nominees presented under separate election proposals, as allowed under Brazilian law, and clarifies that ISS will prioritize the recommendation for the election of minority nominees when timely disclosure is provided.

Contested Director Elections and Competing Minority Nominees

•	Current General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

Key Changes:

•	Add fiscal council members to the policy.

•	New General Recommendation: For contested elections of directors (and/or fiscal council members), e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors (and/or fiscal council members) are best suited to add value for shareholders.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Rationale for Update:

Establishes the use of the same policy framework for the analysis of competing minority fiscal council nominees, consistent with the policy approach for the analysis of the election of competing minority board nominees.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

AMERICAS REGIONAL

BOARD OF DIRECTORS

Director Elections- Independence

•	Current General Recommendation: Vote for management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards;

•	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote against the election of directors at all companies if the name(s) of the nominee(s) is not disclosed in a timely manner prior to the meeting.

Key Changes:

•	Require a minimum board independence for Latin American companies: Argentina, Colombia, Chile, Mexico and Peru.

•	New General Recommendation: Vote for management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests;

•	The board fails to meet minimum corporate governance standards;

•	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	The company does not comply with market legal requirements for minimum board independence, or does not have at least one independent board member, whichever is higher.

Vote against the election of directors at all companies if the name(s) of the nominee(s) is not disclosed in a timely manner prior to the meeting, and if the company does not comply with market legal requirements for minimum board independence or does not have at least one independent board member.

Rationale for Update:

The current policy for director elections is based solely on the timely disclosure of the names of board nominees and does not reference a minimum independence requirement. However, the majority of the markets covered in the Latin America region already have in place some minimum independence requirements or recommendations, either through hard or soft laws. Therefore, the policy is being updated to include the reference to a minimum independence market requirement or at least one independent board member, whichever is higher, to improve the current policy framework, consistent with current market practices.

Enabling the financial community to manage governance risk for the benefit of shareholders.

© 2016 ISS | Institutional Shareholder Services

2017 Americas Proxy Voting Guidelines Updates

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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© 2016 ISS | Institutional Shareholder Services

FORM N-1A

PART C.OTHER INFORMATION

To the Registration Statement of AMG Funds III (formerly The Managers Funds)

(the “Registrant” or the “Trust”)

Item 28.	Exhibits.

Exhibit No.	Description

a.1	Declaration of Trust dated November 23, 1987.(1)

a.2	Amendment No.1 to Declaration of Trust dated January 23, 1989.(13)

a.3	Amendment No.2 to Declaration of Trust dated April 10, 1991.(13)

a.4	Amendment No.3 to Declaration of Trust dated May 12, 1993.(2)

a.5	Amendment No.4 to Declaration of Trust dated June 30, 1993.(2)

a.6	Amendment No.5 to Declaration of Trust dated December 22, 1993.(13)

a.7	Amendment No.6 to Declaration of Trust dated December 8, 1997.(3)

a.8	Amendment No.7 to Declaration of Trust dated April 20, 1999.(6)

a.9	Amendment No.8 to Declaration of Trust dated March 3, 2000.(5)

a.10	Amendment No.9 to Declaration of Trust dated May 1, 2001.(13)

a.11	Amendment No.10 to Declaration of Trust dated June 4, 2003.(13)

a.12	Amendment No.11 to Declaration of Trust dated July 28, 2003.(13)

a.13	Amendment No.12 to Declaration of Trust dated September 12, 2003.(13)

a.14	Amendment No.13 to Declaration of Trust dated May 20, 2006.(15)

a.15	Amendment No.14 to Declaration of Trust dated June 5, 2006.(15)

a.16	Amendment No 15 to Declaration of Trust dated as of November 30, 2008.(18)

a.17	Amendment No.16 to Declaration of Trust dated as of April 30, 2010.(21)

a.18	Amendment No.17 to Declaration of Trust dated as of May 4, 2010.(21)

a.19	Amendment No.18 to Declaration of Trust dated as of March 4, 2011.(23)

a.20	Amendment No.19 to Declaration of Trust dated as of December 2, 2011.(26)

a.21	Amendment No.20 to Declaration of Trust dated as of March 16, 2012.(26)

a.22	Amendment No.21 to Declaration of Trust dated as of September 21, 2012.(28)

a.23	Amendment No.22 to Declaration of Trust dated as of December 14, 2012.(28)

a.24	Amendment No.23 to Declaration of Trust dated as of September 20, 2013.(30)

a.25	Amendment No.24 to Declaration of Trust dated as of March 21, 2014.(31)

a.26	Amendment No.25 to Declaration of Trust dated as of September 15, 2016.(36)

a.27	Amendment No.26 to Declaration of Trust dated as of December 7, 2016.(39)

a.28	Amendment No.27 to Declaration of Trust dated as of May 23, 2017.(39)

b.	By-Laws of the Trust.(35)

c.	Instruments defining the rights of security holders with respect to the Registrant are contained in the Declaration of Trust (with subsequent amendments) that are incorporated by reference hereto and By-Laws that are incorporated by reference hereto as Exhibit b.

Exhibit No.	Description

d.1	Fund Management Agreement between Registrant and AMG Funds LLC (formerly Managers Investment Group LLC), dated as of April 1, 1999.(4)

d.2	Amendment No.1 to the Fund Management Agreement between Registrant and AMG Funds LLC, dated as of July 1, 2015.(34)

d.3	Form of Amendment No.2 to the Fund Management Agreement between Registrant and AMG Funds LLC, dated as of October 1, 2016.(36)

d.4	Form of Letter Agreement to the Fund Management Agreement between Registrant and AMG Funds LLC, dated as of April 1, 1999, with respect to AMG Managers Cadence Capital Appreciation Fund (formerly Managers Cadence Capital Appreciation Fund), AMG Managers Cadence Emerging Companies Fund (formerly Managers Cadence Emerging Companies Fund) and AMG Managers Cadence Mid Cap Fund (formerly Managers Cadence Mid-Cap Fund).(21)

d.5	Form of Letter Agreement to the Fund Management Agreement between Registrant and AMG Funds LLC with respect to AMG Managers Cadence Emerging Companies Fund.(39)

d.6	Subadvisory Agreement between AMG Funds LLC and Loomis, Sayles & Company, L.P. with respect to AMG Managers Loomis Sayles Bond Fund (formerly AMG Managers Bond Fund, which was formerly Managers Bond Fund) dated December 21, 2000.(6)

d.7	Form of Subadvisory Agreement between AMG Funds LLC and Lord, Abbett and Co. LLC with respect to AMG Managers Special Equity Fund (formerly Managers Special Equity Fund).(17)

d.8	Subadvisory Agreement between AMG Funds LLC and Ranger Investment Management, L.P. with respect to AMG Managers Special Equity Fund.(18)

d.9	Subadvisory Agreement between AMG Funds LLC and Federated MDTA LLC with respect to AMG Managers Special Equity Fund.(18)

d.10	Subadvisory Agreement (as amended) between AMG Funds LLC and Loomis, Sayles & Company, L.P. with respect to AMG Managers Global Income Opportunity Fund (formerly Managers Global Income Opportunity Fund).(13)

d.11	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Loomis, Sayles & Company, L.P. with respect to AMG Managers Global Income Opportunity Fund.(26)

d.12	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Loomis, Sayles & Company, L.P. with respect to AMG Managers Global Income Opportunity Fund.(31)

d.13	Form of Subadvisory Agreement between AMG Funds LLC and Smith Asset Management Group, L.P. with respect to AMG Managers Special Equity Fund.(17)

d.14	Subadvisory Agreement between AMG Funds LLC and Cadence Capital Management LLC with respect to AMG Managers Cadence Capital Appreciation Fund.(36)

d.15	Subadvisory Agreement between AMG Funds LLC and Cadence Capital Management LLC with respect to AMG Managers Cadence Emerging Companies Fund.(36)

d.16	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Cadence Capital Management LLC with respect to AMG Managers Cadence Emerging Companies Fund.(filed herewith)

d.17	Subadvisory Agreement between AMG Funds LLC and Cadence Capital Management LLC with respect to AMG Managers Cadence Mid Cap Fund.(36)

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Exhibit No.	Description

d.18	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Cadence Capital Management LLC with respect to AMG Managers Cadence Mid Cap Fund.(filed herewith)

d.19	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds III with respect to AMG Managers Global Income Opportunity Fund.(33)

d.20	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds III with respect to AMG Managers Loomis Sayles Bond Fund.(33)

d.21	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds III with respect to AMG Managers Cadence Capital Appreciation Fund.(34)

d.22	Form of Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds III with respect to AMG Managers Cadence Emerging Companies Fund.(39)

d.23	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds III with respect to AMG Managers Cadence Mid Cap Fund.(34)

d.24	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds III with respect to AMG Managers Special Equity Fund.(33)

e.	Amended and Restated Distribution Agreement between AMG Distributors, Inc.and AMG Funds III, on behalf of each of its series, dated as of September 17, 2015.(34)

f.	Not Applicable.

g.1	Custody Agreement between the Registrant and The Bank of New York Mellon.(36)

g.2	Foreign Custody Manager Agreement between the Registrant and The Bank of New York with respect to AMG Managers Special Equity Fund, AMG Managers Loomis Sayles Bond Fund, AMG Managers Global Income Opportunity Fund, AMG Managers Cadence Capital Appreciation Fund, AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund.(23)

g.3	Amendment to the Custody Agreement between the Registrant and The Bank of New York Mellon and to the Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. with respect to AMG Managers Global Income Opportunity Fund.(36)

h.1	Form of Amended and Restated Administration Agreement between the Registrant and AMG Funds LLC, dated October 1, 2016.(36)

h.2	License Agreement Relating to the Use of Name between the Registrant and AMG Funds LLC dated April 1, 1999.(4)

h.3	Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.(36)

i.1	Opinion and Consent of Shereff, Friedman, Hoffman & Goodman, LLP dated September 27, 1990.(1)

i.2	Opinion and Consent of Ropes & Gray LLP with respect to AMG Managers Cadence Capital Appreciation Fund, AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund.(22)

j.1	Consent of PricewaterhouseCoopers LLP.(filed herewith)

j.2	Power of Attorney for the Trustees and Certain Officers of the Registrant.(37)

k.	Not Applicable.

l.	Not Applicable.

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Exhibit No.	Description

m.	Amended and Restated Plan of Distribution Adopted Pursuant to Rule 12b-1 with respect to Class R and Class N shares.(36)

n.	Amended and Restated Multiple Class Expense Allocation Plan Pursuant to Rule 18f-3.(39)

o.	Reserved.

p.1	Code of Ethics of Registrant.(38)

p.2	Code of Ethics of AMG Funds LLC and AMG Distributors, Inc.(38)

p.3	Code of Ethics of Lord, Abbett & Co. LLC.(33)

p.4	Code of Ethics of Loomis, Sayles & Company, L.P.(33)

p.5	Code of Ethics of Ranger Investment Management, L.P.(33)

p.6	Code of Ethics of Federated MDTA LLC.(35)

p.7	Code of Ethics of Smith Asset Management Group, L.P.(33)

p.8	Code of Ethics of Cadence Capital Management LLC.(34)

(1)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed September 28, 1990).
(2)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed November 5, 1993).
(3)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed April 29, 1998).
(4)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed April 1, 1999).
(5)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos.2-84012; 811-3752 (filed May 1, 2000).
(6)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 28, 2001).
(7)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed February 28, 2003).
(8)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos.2-84012; 811-03752 (filed July 30, 2003).
(9)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos.2-84012; 811-03752 (filed December 10, 2003).
(10)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 16, 2005).
(11)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed May 2, 2005).
(12)	Intentionally omitted.
(13)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 31, 2006).
(14)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed May 1, 2006).
(15)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 30, 2007).
(16)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed April 30, 2007).
(17)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 28, 2008).
(18)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 31, 2009).
(19)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed April 30, 2009).
(20)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 31, 2010).

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(21)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No.333-166811 (filed May 13, 2010).
(22)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed September 9, 2010).
(23)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 31, 2011).
(24)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed September 28, 2011).
(25)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed January 31, 2012).
(26)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 30, 2012).
(27)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed September 28, 2012).
(28)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed January 29, 2013).
(29)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 28, 2013).
(30)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed September 27, 2013).
(31)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed April 28, 2014).
(32)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed September 29, 2014).
(33)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed April 30, 2015).
(34)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed September 28, 2015).
(35)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed April 29, 2016).
(36)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed September 28, 2016).
(37)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed March 31, 2017).
(38)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed April 28, 2017).
(39)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos.2-84012; 811-3752 (filed May 26, 2017).

Item 29.	Persons Controlled by or Under Common Control with Registrant.

None.

Item 30.	Indemnification.

Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section 8.3(b) of the Registrant’s Declaration of Trust dated November 23, 1987 relate to the indemnification of Trustees, Officers and other persons by the Trust and to the exemption from personal liability of such Trustees, Officers and other persons. These aforementioned Sections are reproduced below:

Section 2.9.	Miscellaneous Powers.

The Trustee shall have the power to: (d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisors, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Advisor, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

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Article IV—Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2.	Non-liability of Trustees, Etc.

No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee’s duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

Section 4.3.	Mandatory Indemnification.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)	every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)	the words “claim,” “action,” “suit,” or proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)	against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

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(ii)	with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

(iii)	in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition; or

(B)	based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(D)	Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

(i)	such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)	a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding. Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or

7

otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund. The Registrant will maintain a liability insurance policy or policies under which (i) the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, and/or (ii) the Registrant and its Trustees and officers will be named insureds.

Reference is made to the Distribution Agreement with AMG Distributors, Inc. and any amendments thereto attached as Exhibit e., which is incorporated herein by reference and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31.	Business and Other Connections of Investment Advisor.

AMG Funds LLC (formerly Managers Investment Group LLC), a registered investment adviser, serves as investment manager to the Trust. AMG Funds LLC is a subsidiary of Affiliated Managers Group, Inc.(“AMG”) and AMG serves as its Managing Member. AMG Funds LLC serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. AMG Funds LLC also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of AMG Funds LLC are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

AMG Funds LLC hires Subadvisor(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below.

Subadvisor	File Number	Funds

Lord, Abbett & Co. LLC	801-6997	AMG Managers Special Equity Fund
Loomis, Sayles & Company, L.P.	801-170	AMG Managers Loomis Sayles Bond Fund; AMG Managers Global Income Opportunity Fund
Ranger Investment Management, L.P.	801-62397	AMG Managers Special Equity Fund
Federated MDTA LLC	801-55094	AMG Managers Special Equity Fund
Smith Asset Management Group, L.P.	801-50835	AMG Managers Special Equity Fund
Cadence Capital Management LLC	801-48186	AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund

Item 32.	Principal Underwriters.

(a)	AMG Distributors, Inc. acts as principal underwriter for the Registrant. AMG Distributors, Inc. also acts as principal underwriter for AMG Funds (formerly Managers AMG Funds), AMG Funds

8

I (formerly Managers Trust I), AMG Funds II (formerly Managers Trust II), AMG Funds IV (formerly Aston Funds), AMG Pantheon Fund, LLC, Tweedy, Browne Fund Inc. and Tweedy, Browne Value Funds SICAV (an offshore fund series not offered to U.S. persons).

(b)	The following information relates to the directors, officers and partners of AMG Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds

Dean A. Maines c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

David M. Billings c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

Jeffrey T. Cerutti c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Director, President and Principal	President, Chief Executive Officer and Principal Executive Officer

Keitha L. Kinne c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Chief Operating Officer	Chief Operating Officer

Patrick Spellman c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Chief Compliance Officer	Anti-Money Laundering Compliance Officer

Christopher R. Townsend c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Chief Financial Officer and Financial and Operations Principal	Controller, Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer

(c)	Not Applicable.

Item 33.	Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder and the Commodity Exchange Act and the rules thereunder are kept by the Registrant, each Subadvisor, and the listed entities at the following offices:

(1)	At the offices of the Registrant at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830 and at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217 and at the offices of the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2)	Federated MDTA LLC, 125 High Street, Oliver Street Tower, 21st Floor, Boston, Massachusetts 02110.

(3)	Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111-2621.

9

(4)	Lord, Abbett & Co., LLC, 90 Hudson Street, Jersey City, New Jersey 07302-3973.

(5)	Ranger Investment Management, L.P., 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201.

(6)	Smith Asset Management Group, L.P., 100 Crescent Court, Suite 1150, Dallas, Texas 75201.

(7)	Cadence Capital Management LLC, 265 Franklin Street, 4th Floor, Boston, Massachusetts 02110-3113.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

(a)	The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

(b)	If requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds III certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 28th day of September, 2017.

AMG FUNDS III

By:	/s/ Christopher R. Townsend
Christopher R. Townsend
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	September 28, 2017

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	September 28, 2017

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	September 28, 2017

/s/ Kurt A. Keilhacker* Kurt A. Keilhacker	Trustee	September 28, 2017

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	September 28, 2017

/s/ Richard F. Powers III* Richard F. Powers III	Trustee	September 28, 2017

/s/ Eric Rakowski* Eric Rakowski	Trustee	September 28, 2017

/s/ Victoria L. Sassine* Victoria L. Sassine	Trustee	September 28, 2017

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	September 28, 2017

/s/ Jeffrey T. Cerutti Jeffrey T. Cerutti	President and Principal Executive Officer (Principal Executive Officer)	September 28, 2017

/s/ Christopher R. Townsend Christopher R. Townsend	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	September 28, 2017

*By:	/s/ Keitha L. Kinne
Keitha L. Kinne

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment

No. 111 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 002-84012 and

811-03752 (filed March 31, 2017)

Date: September 28, 2017

AMG FUNDS III

EXHIBIT INDEX

Exhibit No.	Description

d.16	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Cadence Capital Management LLC with respect to AMG Managers Cadence Emerging Companies Fund.

d.18	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Cadence Capital Management LLC with respect to AMG Managers Cadence Mid Cap Fund.

j.1	Consent of PricewaterhouseCoopers LLP.